SEC Registration Nos.
2-75106 and 811-3334

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 29             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 29                            XX

                         Calvert Social Investment Fund
               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4800

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective


XX Immediately upon filing                  ___on (date)
pursuant to paragraph (b)                   pursuant to paragraph (b)

___60 days after filing                     ___on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

CALVERT SOCIALLY
RESPONSIBLE PROSPECTUS

January 31, 1999


About the Funds
2    Investment objective, strategy, past performance
18   Fees and Expenses
22   Principal Investment Practices and Risks

About Social Investing
26   Socially Responsible Investment Criteria
27   Investment Selection Process
31   High Social Impact Investments
31   Special Equities

About Your Investment
32   Subadvisors and Portfolio Managers
34   Advisory Fees
36   How to Buy Shares
36   Getting Started
36   Choosing a Share Class
38   Calculation of CDSC/Waiver
39   Distribution and Service Fees
40   Account Application
41   Important - How Shares are Priced
41   When Your Account Will be Credited
42   Other Calvert Group Features
     (Exchanges, Minimum Account Balance, etc.)
45   Dividends, Capital Gains and Taxes
46   How to Sell Shares
48   Financial Highlights
57   Exhibit A- Reduced Sales Charges (Class A)
59   Exhibit B- Service Fees and
     Other Arrangements with Dealers

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FUNDS IN THIS PROSPECTUS

Equity Funds
Calvert Social Investment Fund (CSIF)
     CSIF Balanced
     CSIF Managed Index
     CSIF Equity
Calvert Capital Accumulation
Calvert World Values International Equity
Calvert New Vision Small Cap

Bond and Money Market Funds
Calvert Social Investment Fund (CSIF)
     CSIF Bond
     CSIF Money Market
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These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF Balanced (Note: Formerly known as CSIF Managed Growth)

Advisor                              Calvert Asset Management Company, Inc.
Subadvisors:                                 Brown Capital Management, Inc.
                                               NCM Capital Management, Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

(Note: This objective is subject to shareholder approval expected at a shareholder meeting in late February 1999. Unless and until shareholders approve the new objective, the current objective for CSIF Balanced shall continue in effect, which is CSIF Balanced "seeks to achieve a total return above the rate of inflation, through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.")

Principal investment strategies
The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

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PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock or bond market goes down
      The individual stocks and bonds in the Fund do not perform as well as expected
      For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
      For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
      The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."


CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index, a widely recognized, unmanaged index of common stock and bonds prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          18.73%       1994            -5.50%
1990           1.79%       1995            25.85%
1991          17.79%       1996             9.03%
1992           7.46%       1997            18.92%
1993           5.95%       1998            17.49%

Best Quarter (of periods shown)       Q4 '98     12.42%
Worst Quarter (of periods shown)      Q3 '98     (6.47)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                         1 year      5 years   10 years
CSIF Balanced: Class A                   11.92%       11.53%     10.83%
CSIF Balanced: Class B                      N/A          N/A        N/A
CSIF Balanced: Class C                   15.24%          N/A        N/A
S&P 500 Index Monthly Reinvested         28.74%       24.08%     19.20%
Lehman Aggregate Bond Index TR            8.69%        7.27%      9.26%
Lipper Balanced Funds Index              15.09%       13.87%     13.32%

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

CSIF Managed Index

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                                    State Street Global Advisors

Objective
CSIF Managed Index seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Managed Index follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

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PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

      The stock market or the Russell 1000 Index goes down
      The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
      An index fund has operating expenses; a market index does not. The Fund
     - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.
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The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-a-vis the Russell 1000 Index. The Subadvisor expects to hold between 100 and 150 stocks.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $7.6 billion.

Tracking the Index
The Subadvisor expects a tracking error over time of no more than 2.5%, although there can be no guarantee such results will be achieved. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. Where variations are deemed to be systematic or associated with a particular feature of the investment process, the constraints on the Fund associated with that factor may be adjusted to ensure a higher degree of correlation to the Index.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

(No performance results are shown for CSIF Managed Index since its inception was 4/15/98.)

CSIF Equity

Advisor                              Calvert Asset Management Company, Inc.
Subadvisors:                     Atlanta Capital Management Company, L.L.C.

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies
The Fund invests primarily in the common stocks of large-cap companies, having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock market goes down
      The individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Growth Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          27.45%       1994           -12.06%
1990          -4.87%       1995            20.29%
1991          21.93%       1996            21.68%
1992           8.37%       1997            19.33%
1993           2.13%       1998            10.89%

Best Quarter (of periods shown)       Q1 '98     11.73%
Worst Quarter (of periods shown)      Q3 '98     (17.56)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
CSIF Equity: Class A                        5.62%     10.17%     10.25%
CSIF Equity: Class B                          N/A        N/A        N/A
CSIF Equity: Class C                        8.76%        N/A        N/A
S&P 500 Index Monthly Reinvested           28.74%     24.08%     19.20%
Lipper Growth Funds Index                  25.69%     19.82%     17.21%

Calvert Capital Accumulation

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                                  Brown Capital Management, Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies
Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.)

The Fund currently defines mid-cap companies as those within the range of market capitalizations of the S & P's Mid-cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

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PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock market goes down
      The individual stocks in the Fund do not perform as well as expected The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995            36.75%
1991             N/A       1996             9.37%
1992             N/A       1997            22.02%
1993             N/A       1998            29.35%

Best Quarter (of periods shown)       Q4 '98     25.03%
Worst Quarter (of periods shown)      Q3 '98     (14.00)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
Capital Accumulation: Class A1             23.19%        N/A        N/A
Capital Accumulation: Class B                 N/A        N/A        N/A
Capital Accumulation: Class C              27.34%        N/A        N/A
S&P Mid-Cap 400 Index                      18.25%        N/A        N/A
Lipper Mid-Cap Funds Index                 13.92%        N/A        N/A

1 Since inception "A" (10/31/94) 22.09; S&P Mid Cap 400 Index 22.77; and Lipper Mid-Cap Funds Index 18.36.

Calvert World Values
International Equity Fund

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                            Murray Johnstone International, Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies
The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Subadvisor selects countries based on a "20 questions" model which uses macro-and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

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PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock markets go down (including those outside the U.S.)
      The individual stocks in the Fund do not perform as well as expected Foreign currency values go down versus the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994            -2.66%
1990             N/A       1995            11.81%
1991             N/A       1996            12.02%
1992             N/A       1997             6.57%
1993          25.78%       1998            16.10%

Best Quarter (of periods shown)       Q4 '98     17.97%
Worst Quarter (of periods shown)      Q3 '98     (14.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
CWVF International Equity: Class A1        10.59%      7.52%        N/A
CWVF International Equity: Class B            N/A        N/A        N/A
CWVF International Equity: Class C         13.92%        N/A        N/A
MSCI EAFE Index GD                         20.33%      9.50%        N/A
Lipper International Funds Index           12.66%      8.59%        N/A

1 Inception "A" (7/31/92) 9.22%; MSCI EAFE Index GD 12.25%; and Lipper International Funds Index 11.75%. The month end date of 7/31/92 is used for comparison purposes only, actual fund inception is 7/2/92.

Calvert New Vision Small Cap

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor:                                     Awad Asset Management, Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal Investment Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

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PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

      The stock market goes down
      The individual stocks in the Fund do not perform as well as expected Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995               N/A
1991             N/A       1996               N/A
1992             N/A       1997               N/A
1993             N/A       1998            -9.43%

Best Quarter (of periods shown)       Q2 '97     15.51%
Worst Quarter (of periods shown)      Q3 '98     (21.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
New Vision Small Cap: Class A1            -13.75%        N/A        N/A
New Vision Small Cap: Class B                 N/A        N/A        N/A
New Vision Small Cap: Class C             -11.20%        N/A        N/A
Russell 2000 Index TR                      -2.55%        N/A        N/A
Lipper Small-Cap Funds Index               -0.85%        N/A        N/A

1 From inception (1/31/97) -13.73%; Russell 2000 Index TR 8.48%; Lipper Small-Cap Funds Index 5.83%.

CSIF Bond

Advisor:                             Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

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PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

      The bond market goes down
      The individual bonds in the Fund do not perform as well as expected
      The Advisor's forecast as to interest rates is not correct
      The Advisor's allocation among different sectors of the bond market does not perform as well as expected
      The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund. (The Fund's non-diversified status is subject to shareholder approval, expected at a shareholder meeting in late February 1999. Unless and until the shareholders approve the change, the fund will be diversified.)

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index . This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          13.56%       1994            -5.80%
1990           8.30%       1995            17.39%
1991          15.75%       1996             2.92%
1992           6.72%       1997             9.87%
1993          11.64%       1998             6.13%

Best Quarter (of periods shown)       Q3 '91     5.99%
Worst Quarter (of periods shown)      Q1 '94     (3.57)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum sales charge deducted)

                                           1 year    5 years   10 years
CSIF Bond: Class A                          2.16%      5.02%      8.04%
CSIF Bond: Class B                            N/A        N/A        N/A
CSIF Bond: Class C                            N/A        N/A        N/A
Lehman Aggregate Bond Index TR              8.69%      7.27%      9.26%
Lipper Corporate Debt Funds
     A Rated Index                          7.31%      6.61%      8.85%

CSIF Money Market

Advisor:                             Calvert Asset Management Company, Inc.

Objective
CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria

Principal investment strategies
The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

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PRINCIPAL RISKS
The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Fund.
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CSIF Money Market Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
1989           8.80%       1994             3.64%
1990           7.69%       1995             5.25%
1991           5.67%       1996             4.83%
1992           3.27%       1997             4.95%
1993           2.54%       1998             5.14%

Best Quarter (of periods shown)       Q2 '89     2.26%
Worst Quarter (of periods shown)      Q2 '93     0.59%

Average Annual Total Returns (as of 12-31-98)

                                           1 year    5 years   10 years
CSIF Money Market                           4.93%      4.72%      5.14%
Lipper Money Market Funds Index             5.10%      4.90%      5.32%

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

CLASS A  CSIF                               CSIF       CSIF Capital
Shareholder fees                        Balanced9  Mn. Indx1  Equity9  Accum.9
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     4.75       4.75     4.75    4.75
Maximum deferred sales charge (load)        None2      None2    None2    None2
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                        3

Annual fund operating expenses
Management fees                               .70        .75      .70      .90
Distribution and service (12b-1) fees         .24        .25      .23      .35
Other expenses                                .26        .86      .37      .51
Total annual fund operating expenses         1.20       1.86     1.30     1.76
Fee waiver and/or expense reimbursement5        -      (.61)        -        -
Net Expenses                                 1.20       1.25     1.30     1.76

CLASS A  CWVF                                New      CSIF     CSIF
Shareholder fees                         Int Eq.   Vision10    Bond  Mon. Mkt.
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     4.75       4.75     3.75     None
Maximum deferred sales charge (load)        None2      None2    None2     None
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                                          4

Annual fund operating expenses
Management fees                              1.10       1.00      .55      .50
Distribution and service (12b-1) fees         .25        .25      .20      .00
Other expenses                                .51        .65      .38      .44
Total annual fund operating expenses         1.86       1.90     1.13      .94
Fee waiver and/or expense reimbursement5        -          -        -        -
Net Expenses                                 1.86       1.90     1.13      .89

CLASS B  CSIF                               CSIF       CSIF Capital
Shareholder fees                        Balanced9  Mn. Indx1  Equity9  Accum.9
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None     None
Maximum deferred sales charge (load)          5%6        5%6      5%6      5%6
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                        3

Annual fund operating expenses
Management fees                               .70        .75      .70      .90
Distribution and service (12b-1) fees        1.00       1.00     1.00     1.00
Other expenses                               1.96       3.86     2.02     1.52
Total annual fund operating expenses         3.66       5.61     3.72     3.42
Fee waiver and/or expense reimbursement5   (1.16)     (3.11)   (1.16)    (.26)
Net Expenses                                 2.50       2.50     2.56     3.16

CLASS B  CWVF                                New       CSIF    CSIF
Shareholder fees                         Int Eq.   Vision10    Bond Mon. Mkt.
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None      N/A
Maximum deferred sales charge (load)          5%6        5%6      4%7      N/A
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee

Annual fund operating expenses
Management fees                              1.10       1.00      .55      N/A
Distribution and service (12b-1) fees        1.00       1.00     1.00      N/A
Other expenses                               4.01       5.40     6.54      N/A
Total annual fund operating expenses         6.11       7.40     8.09      N/A
Fee waiver and/or expense reimbursement5   (2.95)     (4.39)   (5.59)      N/A
Net Expenses                                 3.16       3.01     2.50      N/A

CLASS C  CSIF                               CSIF       CSIF Capital
Shareholder fees                        Balanced9  Mn. Indx1  Equity9  Accum.9
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None     None
Maximum deferred sales charge (load)          1%8        1%8      1%8      1%8
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee                                        3

Annual fund operating expenses
Management fees                               .70        .75      .70      .90
Distribution and service (12b-1) fees        1.00       1.00     1.00     1.00
Other expenses                                .62       3.07      .62      .75
Total annual fund operating expenses         2.32       4.82     2.32     2.65
Fee waiver and/or expense reimbursement5        -     (2.32)        -        -
Net Expenses                                 2.32       2.50     2.32     2.65

CLASS C  CWVF                                New       CSIF    CSIF
Shareholder fees                         Int Eq.   Vision10    Bond Mon. Mkt.
Maximum sales charge (load)
     imposed on purchases
     (as a percentage of offering price)     None       None     None      N/A
Maximum deferred sales charge (load)          1%8        1%8      1%8      N/A
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum account fee

Annual fund operating expenses
Management fees                              1.10       1.00      .55      N/A
Distribution and service (12b-1) fees        1.00       1.00     1.00      N/A
Other expenses                                .81        .93     5.36      N/A
Total annual fund operating expenses         2.91       2.93     6.91      N/A
Fee waiver and/or expense reimbursement5        -          -   (4.41)      N/A
Net Expenses                                 2.91       2.93     2.50      N/A

Explanation of Fees and Expenses Table

1 Expenses are based on estimates for the current fiscal year.
2 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares - Class A)
3 For each account with a balance of less than $5000 (less than $1000 for IRAs), the Fund charges a monthly account maintenance fee of $1.00.
4 For each account with a balance of less than $1000, the Fund charges a monthly account maintenance fee of $3.00.
5 CAMCO has agreed to waive fees and or reimburse expenses (net of any expense offset arrangements) for certain of the Funds through December 31, 1999: CSIF Money Market, CSIF Balanced (Class B and I), CSIF Equity (Class B and I) CSIF Bond (Class B, C, and I), CSIF Managed Index (Class A, B, C, and I), CWVF International Equity (Class B and I) Capital Accumulation (Class B and I), and New Vision (Class B and I). The contractual expense cap is shown as "Net Expenses", this is the maximum amount that may be charged to the Funds for this period.
6 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge" 7 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge"
8 A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge"
9 The Management fees for CSIF Balanced, CSIF Equity, and Calvert Capital Accumulation have been restated to reflect changes expected to be approved by shareholders in early 1999. If shareholders do not approve the changes to the fees, the Management fees and Total annual Fund operating expenses, and Net Expenses, if applicable, would be 0.07% lower for CSIF Balanced, 0.14% lower for CSIF Equity, and 0.01% lower for Capital Accumulation. See "About Calvert Group - Advisory Fees".
10 Expenses for New Vision Small Cap have been restated to reflect expenses expected to be incurred in 1999.

Annual Fund Operating Expenses
Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("CAMCO") to the Subadvisors, and, if applicable, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO.

Each Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:
          You invest $10,000 in the Fund for the time periods indicated; Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of                      Class B      Class B      Class C      Class C
Years Investment                 (with          (no        (with          (no
is Held           Class A     redemp.)     redemp.)     redemp.)     redemp.)
CSIF Balanced
1                     591          753          253          335          235
3                     838        1,414        1,014          724          724
5                   1,103        1,994        1,794        1,240        1,240
10                  1,860        3,286        3,286        2,656        2,656

CSIF Managed Index
1                     596          753          253          353          253
3                     976        1,796        1,396        1,243        1,243
5                   1,379        2,725        2,525        2,236        2,236
10                  2,504        4,570        4,570        4,736        4,736

CSIF Equity
1                     601          759          259          335          235
3                     868        1,431        1,031          724          724
5                   1,154        2,023        1,823        1,240        1,240
10                  1,968        3,351        3,351        2,656        2,656

Capital Accumulation
1                     645          819          319          368          268
3                   1,003        1,427        1,027          823          823
5                   1,384        1,957        1,757        1,405        1,405
10                  2,450        3,309        3,309        2,983        2,983

CWVF International Equity
1                     655          819          319          394          294
3                   1,032        1,950        1,550          901          901
5                   1,433        2,953        2,753        1,533        1,533
10                  2,551        4,870        4,870        3,233        3,233

Calvert New Vision Small Cap
1                     659          804          304          396          296
3                   1,044        2,177        1,777          907          907
5                   1,453        3,381        3,181        1,543        1,543
10                  2,592        5,500        5,500        3,252        3,252

CSIF Bond
1                     486          653          253          353          253
3                     721        2,061        1,861        1,643        1,643
5                     974        3,371        3,371        2,980        2,980
10                  1,698        4,518        4,518        6,105        6,105

CSIF Money Market
1                      91          N/A          N/A          N/A          N/A
3                     295          N/A          N/A          N/A          N/A
5                     515          N/A          N/A          N/A          N/A
10                  1,150          N/A          N/A          N/A          N/A

PRINCIPAL INVESTMENT PRACTICES AND RISKS

The most concise description of each Fund's principal investment strategies and associated risks is under the risk-return summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
@        Fund currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of fund's net assets
xT       Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

Column 1 = Explanation of Practice
Column 2 = CSIF Balanced
Column 3 = CSIF Managed Index
Column 4 = CSIF Equity
Column 5 = Capital Accumulation
Column 2 = CWVF International Equity
Column 7 = Calvert New Vision Small Cap
Column 8 = CSIF Bond
Column 9 = CSIF Money Market

Investment Practices
-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

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Active Trading        @      0      0      0      0      0      @      NA
Strategy/Turnover
involves selling a
security soon after
purchase. An active
trading strategy
causes a fund to have
higher portfolio
turnover compared to
other funds and
higher transaction
costs, such as
commissions and
custodian and
settlement fees, and
may increase a Fund's
tax liability. Risks:
Opportunity, Market
and Transaction.

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Temporary Defensive
Positions.            0      0      0      0      0      0      0      NA
During adverse               (35T)                       (35T)
market, economic or
political conditions,
the Fund may depart
from its principal
investment strategies
by increasing its
investment in U.S.
government securities
and other short-term
interest-bearing
securities. During
times of any
temporary defensive
positions, a Fund may
not be able to
achieve its
investment objective
Risks: Opportunity.

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Conventional
Securities            25N    --     25N    @      25N    15T1   25N    NA
Foreign Securities.
Securities issued by
companies located
outside the U.S.
and/or traded
primarily on a
foreign exchange.
Risks: Market,
Currency,
Transaction,
Liquidity,
Information and
Political.
-------------------------------------------------------------------------------

1 New Vision may invest only in American Depositary Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

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Column 1              2      3      4      5      6      7      8      9

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Small Cap Stocks.
Investing in small    0      NA     0      0      0      @      NA     NA
companies involves
greater risk than
with more established
companies. Small cap
stock prices are more
volatile and the
companies often have
limited product
lines, markets,
financial resources,
and management
experience. Risks:
Market, Liquidity and
Information.

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Investment grade
bonds. Bonds rated    @      Na     0      0      0      0      @      NA
BBB/Baa or higher or
comparable unrated
bonds. Risks:
Interest Rate, Market
and Credit.

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Below-investment      20N3   NA     20N3   10N3   5N3    5N3    20N3   NA
grade bonds. Bonds
rated below BBB/Baa
or comparable unrated
bonds are considered
junk bonds. They are
subject to greater
credit risk than
investment grade
bonds. Risks: Credit,
Market, Interest
Rate, Liquidity and
Information.

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Unrated debt          @      NA     0      0      0      0      @      @2
securities. Bonds
that have not been
rated by a recognized
rating agency; the
Advisor has
determined the credit
quality based on its
own research. Risks:
Credit, Market,
Interest Rate,
Liquidity and
Information.

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Illiquid securities.
Securities which      15N    15N    15N    15N    15N    15N    15N    10N
cannot be readily
sold because there is
no active market.
Risks: Liquidity,
Market and
Transaction.

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Unleveraged
derivative securities @      NA     0      0      0      0      @      @4
Asset-backed
securities.
Securities are backed
by unsecured debt,
such as credit card
debt. These
securities are often
guaranteed or
over-collateralized
to enhance their
credit quality.
Risks: Credit,
Interest Rate and
Liquidity.

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Mortgage-backed
securities.           @      NA     0      0      0      0      @      05
Securities are backed
by pools of
mortgages, including
passthrough
certificates, and
other senior classes
of collateralized
mortgage obligations
(CMOs). Risks:
Credit, Extension,
Prepayment, Liquidity
and Interest Rate.

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2 Must be money-market eligible under SEC Rule 2a-7.
3 Excludes any high social impact investments.
4 Must be money-market eligible under SEC Rule 2a-7.
5 Must be money-market eligible under SEC Rule 2a-7.

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Column 1              2      3      4      5      6      7      8      9

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Unleveraged
derivative
securities, (con't.)
Participation         0      NA     0      0      0      0      0      06
interests. Securities
representing an
interest in another
security or in bank
loans. Risks: Credit,
Interest Rate and
Liquidity.

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Leveraged derivative
instruments Currency
contracts. Contracts  0      NA     0      5T     5T     - -    0      NA
involving the right
or obligation to buy
or sell a given
amount of foreign
currency at a
specified price and
future date. Risks:
Currency, Leverage,
Correlation,
Liquidity and
Opportunity.

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Options on securities
and indices.          5T     5T     5T     5T     5T     5T     5T     NA
Contracts giving the
holder the right but
not the obligation to
purchase or sell a
security (or the cash
value, in the case of
an option on an
index) at a specified
price within a
specified time. In
the case of selling
(writing) options,
the Funds will write
call options only if
they already own the
security (if it is
"covered"). Risks:
Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity, Credit and
Opportunity.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Futures contract.     0      0      0      0      0      0      0      NA
Agreement to buy or   5N     5N     5N     5N     5N     5N     5N
sell a specific
amount of a commodity
or financial
instrument at a
particular price on a
specific future date.
Risks: Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity and
Opportunity.

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-------------------------------------------------------------------------------
Structured securities
Indexed and/or
leveraged             0      NA     NA     NA     0      NA     0      NA
mortgage-backed and
other debt
securities, including
principal-only and
interest-only
securities, leveraged
floating rate
securities, and
others. These
securities tend to be
highly sensitive to
interest rate
movements and their
performance may not
correlate to these
movements in a
conventional fashion.
Risks: Credit,
Interest Rate,
Extension,
Prepayment, Market,
Leverage, Liquidity
and Correlation.
-------------------------------------------------------------------------------

6 Must be money-market eligible under SEC Rule 2a-7.

The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, Calvert Social Investment Fund (CSIF) and Calvert World Values International Equity Fund (CWVF) seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.


Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Social Investment Fund
CSIF seeks to invest in companies that:

      Deliver safe products and services in ways that sustain our natural environment. For example, CSIF looks for companies that produce energy from renewable resources, while avoiding consistent polluters.


      Manage with participation throughout the organization in defining and achieving objectives. For example, CSIF looks for companies that offer employee stock ownership or profit-sharing plans.

      Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, CSIF considers both unionized and non-union firms with good labor relations.

      Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in companies that the Advisor determines to be significantly engaged in:

      Production, or the manufacture of equipment, to produce nuclear energy

      Business activities in support of repressive regimes

      Manufacture of weapon systems

      Manufacture of alcoholic beverages or tobacco products

      Operation of gambling casinos

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert International Equity Fund

The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF seeks to invest in companies that:

      Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We avoid companies with poor environmental records.

      Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF avoids investing in companies that:

      Contribute to human rights abuses in other countries1

      Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems

      Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine

1 CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund

The Funds carefully review company policies and behavior regarding social issues important to quality of life such as:

      environment
      employee relations
      product criteria
      weapons systems
      nuclear energy
      human rights

Both Funds will avoid investing in companies that have:

      Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record

      Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes

      Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process

      Significantly engaged in weapons production (including weapons systems contractors and major nuclear weapons systems contractors)

      Significantly involved in the manufacture of tobacco or alcohol products

      Products or offer services that, under proper use, are considered harmful

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While Capital Accumulation and New Vision may invest in companies that exhibit positive social characteristics, they make no explicit claims to seek out companies with such practices.

High Social Impact Investments - CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation and New Vision Small Cap


High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

The Funds have received an exemptive order to permit them to invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

Special Equities
CSIF Balanced and Calvert World Values International Equity

CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

About Calvert Group
Calvert Asset Management Company, Inc. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced Portfolio (June 1995). Reno
J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors and Portfolio Managers
Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

State Street Global Advisors (SSgA); 225 Franklin St., Boston, MA, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Managed Index since its inception.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently Principal and Unit Head of Global Enhanced Equities. She manages a variety of SSgA's equity and tax-free funds.

Atlanta Capital Management Company, L.L.C.; Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, GA 30309 has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Murray Johnstone International, Ltd.; 875 North Michigan Ave., Suite 3415, Chicago, IL 60611. The firm has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

Awad Asset Management, Inc. (Awad); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid to CAMCO by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets .

Fund                                     Advisory Fee
CSIF Balanced                              0.62% 2, 5
CSIF Managed Index                         0.60% 3, 4
CSIF Equity                                0.56% 2, 5
CSIF Bond                                  0.55% 1, 2
CSIF Money Market                             0.50% 2
CWVF International Equity                     1.00% 2
Capital Accumulation                       0.79% 2, 5
New Vision Small Cap                          0.90% 2

1 CAMCO waived part of its advisory fee for CSIF Bond. The full contractual rate CSIF Bond was obligated to pay CAMCO for fiscal year 1998 was 0.65%.

2 These advisory agreements are proposed to be changed by a vote of shareholders in February 1999. If approved, the new advisory fee would be:
CSIF Balanced, 0.425%; CSIF Equity, 0.50%; CSIF Bond, 0.35%; CSIF Money Market, 0.30%; CWVF International Equity, 0.75%; Capital Accumulation, 0.65%; and New Vision Small Cap, 0.75%. The proposed lower advisory fee for each Fund, when added to the proposed new administrative services fee, would equal the current advisory fee (excluding the effect of any performance adjustment - see note 5 below)

3 CSIF Managed Index has not had a full year of operations. Its advisory agreement provides for a fee of 0.60% of the Portfolio's first $500 million of average daily net assets and 0.55% of any such assets over $500 million.

4 CSIF Managed Index has a recapture provision under which CAMCO may elect to recapture from the Fund in a later year any fees CAMCO waives or expenses it assumes, subject to certain limitations.

5 CSIF Balanced has a performance adjustment which could cause the fee to be as high as 0.85% or low as 0.55%, depending on its performance relative to the relevant index (CAMCO: Lehman Aggregate Bond; NCM: Russell 3000; Brown: S&P
500). CSIF Equity has a performance adjustment which could cause the fee to be as high as 0.90% or as low as 0.50% depending on its performance relative to the S&P 500 Index. Capital Accumulation has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on its performance relative to the S&P 400 Midcap Index. These performance adjustments are proposed to be eliminated by a vote of shareholders in February, 1999.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

HOW TO BUY SHARES

Getting Started - Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you.

You should make this decision carefully, based on:
          the amount you wish to invest;
          the length of time you plan to keep the investment; and the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares, which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, or C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class A: Front-End Sales    Class B: Deferred Sales   Class C: Deferred Sales
Charge                      Charge for 6 years (4     Charge for 1 year
                            years for CSIF Bond)

For all investors,          For investors who plan    For investors who are
particularly those          to hold the shares at     investing for at least
investing a substantial     least 6 years (4 for      one year, but less than
amount who plan to hold     CSIF Bond). The           six years. The expenses
the shares for a long       expenses of this class    of this Class are
period of time.             are higher than Class     higher than Class A,
                            A, because of the 12b-1   because of the 12b-1
                            fee.                      fee.

Sales charge on each        No sales charge on each   No sales charge on each
purchase of 4.75% or less   purchase, but if you      purchase, but if you
(3.75% or less for CSIF     sell your shares within   sell shares within 1
Bond), depending on the     6 years, you will pay a   year, then you will pay
amount you invest.          deferred sales charge     a deferred sales charge
                            of 5% or less on shares   of 1% at that time.
                            you sell (4% or less on
                            shares of CSIF Bond you
                            sell within 4 years of
                            purchase).

Class A shares have an      Class B shares have an    Class C shares have an
annual 12b-1 fee of up to   annual 12b-1 fee of       annual 12b-1 fee of
0.35%.                      1.00%.                    1.00%.

Class A shares have lower   Your shares will          Class C shares have
annual expenses due to a    automatically convert     higher annual expenses
lower 12b-1 fee.            to Class A shares after   than Class A and there
                            8 years (6 years for      is no automatic
                            CSIF Bond), reducing      conversion to Class A.
                            your future annual
                            expenses.

Purchases of Class A        If you are investing      If you are investing
shares at NAV for           more than $250,000, you   more than $100,000, you
accounts with $1,000,000    should consider           should invest in Class
or more will be subject     investing in Class A or   A.
to a 1.0% deferred sales    C.
charge for 1 year.

Class A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

CSIF Balanced, CSIF Managed Index, CSIF Equity, Capital Accumulation, CWVF International Equity, and Calvert New Vision Small Cap:
Your investment in                    Sales Charge %        % of Amt.
Class A shares                        of offering price     Invested
Less than $50,000                         4.75%               4.99%
$50,000 but not less than $100,000        3.75%               3.90%
$100,000 but not less than $250,000       2.75%               2.83%
$250,000 but not less than $500,000       1.75%               1.78%
$500,000 but not less than $1,000,000     1.00%               1.01%
$1,000,000 and over                       None*               None*

CSIF Bond
Your investment in                    Sales Charge %        % of Amt.
Class A shares                        of offering price     Invested
Less than $50,000                         3.75%               3.90%
$50,000 but not less than $100,000        3.00%               3.09%
$100,000 but not less than $250,000       2.25%               2.30%
$250,000 but not less than $500,000       1.75%               1.78%
$500,000 but not less than $1,000,000     1.00%               1.01%
$1,000,000 and over                       None*               None*

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more are subject to a one year CDSC of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

--------------------------- ---------------------------------- -----------
                            CSIF Balanced
                            CSIF Equity
                            CSIF Managed Index
                            CWVF International Equity
                            Capital Accumulation               CSIF Bond
Time Since Purchase         New Vision Small Cap

--------------------------- ---------------------------------- -----------
                            ---------------------------------- -----------
                            CDSC %                             CDSC %
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
1st year                    5%                                 4%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
2nd year                    4%                                 3%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
3rd year                    4%                                 2%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
4th year                    3%                                 1%
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
5th year                    2%                                 None
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
6th year                    1%                                 None
--------------------------- ---------------------------------- -----------
--------------------------- ---------------------------------- -----------
After 6 years               None                               None
--------------------------- ---------------------------------- -----------

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

      Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1
      Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.2
      The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
     Internal Revenue Code.
      Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
      A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance.3

Class C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

More on Comparison of Classes
The Example at the beginning of this prospectus compares the expenses of each class, with and without redemptions. The Example includes both direct expenses that you pay, such as the sales charges, and indirect expenses that are paid by each Fund. The indirect expenses include management, shareholder servicing, and 12b-1 fees. These fees may vary from class to class and can impact your total return. Consider your investment goals and time period for investing to help decide which class is best for you.

Distribution and Service Fees
Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

1 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
2 The maximum amount subject to this waiver is based only upon the shareholder's Calvert Group retirement accounts.
3 This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular Class.

Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market               0.25%/0.00%

                                 Class A           Class B         Class C

CSIF Balanced                   0.35%/0.24%       1.00%/1.00%     1.00%/1.00%
CSIF Bond                       0.35%/0.20%       1.00%/1.00%     1.00%/1.00%
CSIF Equity                     0.35%/0.23%       1.00%/1.00%     1.00%/1.00%
CSIF Managed Index             0.25%/ 0.25%       1.00%/1.00%     1.00%/1.00%
CWVF International Equity       0.35%/0.25%       1.00%/1.00%     1.00%/1.00%
Capital Accumulation            0.35%/0.35%       1.00%/1.00%     1.00%/1.00%
New Vision Small Cap            0.25%/0.25%       1.00%/1.00%     1.00%/1.00%

NEXT STEP - ACCOUNT APPLICATION

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

Minimum To Open an Account                  Minimum additional
                                            investments -$250
CSIF Money Market            $1,000
CSIF Balanced                $1,000
CSIF Bond                    $1,000
CSIF Equity                  $1,000

CSIF Managed Index           $5,000

CWVF International Equity    $2,000
Capital Accumulation         $2,000
New Vision Small Cap         $2,000

Please make your check payable
to the Fund and mail it to:
                           New Accounts              Subsequent Investments
                           (include application)     (include investment slip)
                           Calvert Group             Calvert Group
                           P.O. Box 419544           P.O. Box 419739
                           Kansas, City MO           Kansas City, MO
                           64141-6544                64141-6739

By Registered,                      Calvert Group
Certified, or                       c/o NFDS,
Overnight Mail                      330 West 9th St.,
                                    Kansas City, MO 64105-1807

At the Calvert Office               Visit the Calvert Office to make
                                    investments by check. See the back
                                    cover page for the address.

IMPORTANT - HOW SHARES ARE PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred. Check or electronic funds transfer purchases will be on hold for up to 10 business days. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CSIF Money Market
Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account. CSIF Money Market may send monthly statements in lieu of confirmations of purchases and redemptions.

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur A $25 charge.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for the CSIF Managed Index). If the balance in your account falls below the minimum during a month, a fee of may be charged to your account (CSIF Money Market, $3.00/month, and CSIF Managed Index, $1.00/month). If the balance in your account falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed or charged if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

CSIF Money Market                       Accrued daily, paid monthly
CSIF Bond                               Paid monthly
CSIF Balanced                           Paid quarterly
CSIF Equity                             Paid annually
CSIF Managed Index                      Paid annually
CWVF International Equity               Paid annually
Capital Accumulation                    Paid annually
New Vision Small Cap                    Paid annually

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds.
Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be made due to the closure of the banking system.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market Portfolio only)
You may redeem shares in your CSIF Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Generally, there is no charge to you for this service, but CSIF Money Market will charge a service fee for drafts returned for insufficient funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Financial Highlights
CSIF Balanced

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $34.88          $31.35         $32.81
Income from investment operations
     Net investment income               .77             .83            .78
     Net realized and unrealized
       gain (loss)                       .92            5.61           2.28
     Total from investment
       operations                       1.69            6.44           3.06
Distributions from
     Net investment income             (.76)           (.81)          (.77)
     Net realized gain                (3.36)          (2.10)         (3.75)
     Total distributions              (4.12)          (2.91)         (4.52)
Total increase (decrease) in
     net asset value                  (2.43)            3.53         (1.46)
Net asset value, ending               $32.45          $34.88         $31.35

Total return*                          5.50%          21.94%         10.27%
Ratios to average net assets:
     Net investment income             2.27%           2.57%          2.58%
     Total expenses +                  1.13%           1.14%          1.28%
     Net expenses                      1.11%           1.12%          1.26%
     Expenses reimbursed                   -               -           .01%
Portfolio turnover                      185%            215%           111%
Net assets, ending (in thousands)   $673,907        $675,306       $594,482
Number of shares outstanding,
     ending (in thousands)            20,768          19,362         18,964

                                              Years Ended September 30,
Class A Shares                                   1995              1994
Net asset value, beginning                     $28.77            $30.85
Income from investment operations
     Net investment income                        .87               .93
     Net realized and unrealized
       gain (loss)                               4.25            (1.83)
     Total from investment operations            5.12             (.90)
Distributions from
     Net investment income                      (.87)             (.95)
     Net realized gain                          (.21)             (.23)
     Total distributions                       (1.08)            (1.18)
Total increase (decrease) in
     net asset value                             4.04            (2.08)
Net asset value, ending                        $32.81            $28.77

Total return*                                  18.21%           (2.95%)
Ratios to average net assets:
     Net investment income                      2.89%             3.14%
     Total expenses +                           1.28%               N/A
     Net expenses                               1.26%             1.24%
     Expenses reimbursed                         .02%                 -
Portfolio turnover                               114%               34%
Net assets, ending (in thousands)            $560,981          $512,027
Number of shares outstanding,
     ending (in thousands)                     17,099            17,800

Financial Highlights
CSIF Balanced

                                           Period Ended
                                   September 30, 1998 #
Class B Shares
Net asset value, beginning                       $34.37
Income from investment operations
     Net investment income                         0.15
     Net realized and unrealized gain (loss)     (1.90)
     Total from investment operations            (1.75)
Distributions from
     Net investment income                       (0.24)
     Net realized gain                                -
     Total distributions                         (0.24)
Total increase (decrease) in net asset value     (1.99)
Net asset value, ending                          $32.38

Total return*                                   (5.10%)
Ratios to average net assets:
     Net investment income                     1.22%(a)
     Total expenses +                          2.43%(a)
     Net expenses                              2.41%(a)
     Expenses reimbursed                       1.16%(a)
Portfolio turnover                                 185%
Net assets, ending (in thousands)                $2,540
Number of shares outstanding,
     ending (in thousands)                           78

Financial Highlights
CSIF Balanced

                                              Years Ended September 30,
Class C Shares                          1998            1997           1996
Net asset value, beginning            $34.52          $31.05         $32.60
Income from investment operations
     Net investment income               .41             .47            .46
     Net realized and unrealized
       gain (loss)                       .89            5.54           2.17
     Total from investment
       operations                       1.30            6.01           2.63
Distributions from
     Net investment income             (.41)           (.44)          (.43)
     Net realized gain                (3.36)          (2.10)         (3.75)
     Total distributions              (3.77)          (2.54)         (4.18)
Total increase (decrease)
 in net asset value                   (2.47)            3.47         (1.55)
Net asset value, ending               $32.05          $34.52         $31.05

Total return*                          4.35%          20.56%          8.85%
Ratios to average net assets:
     Net investment income             1.16%           1.42%          1.34%
     Total expenses +                  2.25%           2.29%          2.52%
     Net expenses                      2.23%           2.27%          2.50%
     Expenses reimbursed                   -               -           .14%
Portfolio turnover                      185%            215%           111%
Net assets, ending (in thousands)    $11,483          $8,898         $6,715
Number of shares outstanding,
     ending (in thousands)               358             258            216

                                              Years Ended September 30,
Class C Shares                                   1995             1994^
Net asset value, beginning                     $28.65            $30.43
Income from investment operations
     Net investment income                        .54               .51
     Net realized and unrealized gain (loss)     4.20            (1.66)
     Total from investment operations            4.74            (1.15)
Distributions from
     Net investment income                      (.58)             (.63)
     Net realized gain                          (.21)                 -
     Total distributions                        (.79)             (.63)
Total increase (decrease) in net asset value     3.95            (1.78)
Net asset value, ending                        $32.60            $28.65

Total return*                                  16.85%           (3.30%)
Ratios to average net assets:
     Net investment income                      1.61%          1.83%(a)
     Total expenses +                           2.51%               N/A
     Net expenses                               2.50%          2.47%(a)
     Expenses reimbursed                         .42%          1.46%(a)
Portfolio turnover                               114%               34%
Net assets, ending (in thousands)              $4,065            $1,893
Number of shares outstanding,
     ending (in thousands)                        125                66

Footnotes for CSIF Balanced Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^ From March 1, 1994 inception
# From April 1, 1998 inception

Financial Highlights
Managed Index Portfolio

                                              Class A           Class B
                                               Shares            Shares
                                            Periods Ended September 30,
                                              1998 ##           1998 ##
Net asset value, beginning                     $15.00            $15.00
Income from investment operations
     Net investment income                        .02             (.03)
     Net realized and unrealized gain (loss)   (1.48)            (1.49)
     Total from investment operations          (1.46)            (1.52)
Total increase (decrease) in net asset value   (1.46)            (1.52)
Net asset value, ending                        $13.54            $13.48

Total return*                                 (9.73%)          (10.13%)
Ratios to average net assets:
     Net investment income                    .42%(a)         (.98%)(a)
     Total expenses +                        1.01%(a)          2.56%(a)
     Net expenses                             .95%(a)          2.50%(a)
     Expense reimbursed                       .85%(a)          3.05%(a)
Portfolio turnover                                27%               27%
Net assets, ending (in thousands)              $4,401              $975
Number of shares outstanding,
     ending (in thousands)                        325                72

                                              Class C
                                               Shares
                                         Period Ended
                                        September 30,
                                              1998 ^^
Net asset value, beginning                     $14.52
Income from investment operations
     Net investment income                      (.02)
     Net realized and unrealized gain (loss)    (.98)
     Total from investment operations          (1.00)
Total increase (decrease) in net asset value   (1.00)
Net asset value, ending                        $13.52

Total return*                                 (6.89%)
Ratios to average net assets:
     Net investment income                  (.96%)(a)
     Total expenses +                        2.56%(a)
     Net expenses                            2.50%(a)
     Expenses reimbursed                     2.26%(a)
Portfolio turnover                                27%
Net assets, ending (in thousands)                $397
Number of shares outstanding,
     ending (in thousands)                         29

Footnotes for CSIF Managed Index Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^^ From June 1, 1998 inception
## From April 15, 1998 inception

Financial Highlights
Equity Portfolio

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $27.77          $22.54         $21.12
Income from investment operations
     Net investment income             (.04)               -            .03
     Net realized and unrealized
       gain (loss)                    (4.01)            6.73           3.26
Total from investment operations      (4.05)            6.73           3.29
Distributions from
     Net investment income                 -           (.01)          (.06)
     Net realized gain                (3.36)          (1.49)         (1.81)
     Total distributions              (3.36)          (1.50)         (1.87)
Total increase (decrease) in net
       asset value                    (7.41)           $5.23           1.42
Net asset value, ending                20.36          $27.77         $22.54

Total return*                         5.70%)          31.34%         16.62%
Ratios to average net assets:
     Net investment income            (.14%)            .03%           .15%
     Total expenses +                  1.16%           1.21%          1.29%
     Net expenses                      1.07%           1.20%          1.27%
Portfolio turnover                      110%             93%           118%
Net assets, ending (in thousands)   $128,683        $147,002       $101,344
Number of shares outstanding,
     ending (in thousands)             6,320           5,294          4,496

                                              Years Ended September 30,
Class A Shares                                   1995              1994
Net asset value, beginning                     $20.13            $21.43
Income from investment operations
     Net investment income
 .06  .13
     Net realized and unrealized gain (loss)     2.22            (1.04)
     Total from investment operations            2.28             (.91)
Distributions from
     Net investment income                      (.04)             (.28)
     Net realized gain                         (1.25)             (.11)
     Total distributions                       (1.29)             (.39)
Total increase (decrease) in net asset value      .99            (1.30)
Net asset value, ending                        $21.12            $20.13

Total return*                                  12.43%           (4.33%)
Ratios to average net assets:
     Net investment income                       .32%             .65%%
     Total expenses +                           1.38%               N/A
     Net expenses                               1.36%             1.27%
     Portfolio turnover                           35%               94%
Net assets, ending (in thousands)             $90,951           $92,970
Number of shares outstanding,
     ending (in thousands)                      4,307             4,620

Financial Highlights
Equity Portfolio

                                         Period Ended
                                        September 30,
Class B Shares                                 1998 #
Net asset value, beginning                     $26.01
Income from investment operations
     Net investment income                      (.09)
     Net realized and unrealized gain (loss)   (5.66)
     Total from investment operations          (5.75)
Total increase (decrease) in net asset value   (5.75)
Net asset value, ending                        $20.26

Total return*                                (22.11%)
Ratios to average net assets:
     Net investment income                 (1.55%)(a)
     Total expenses +                        3.19%(a)
     Net expenses                            2.56%(a)
     Expenses reimbursed                      .93%(a)
Portfolio turnover                               110%
Net assets, ending (in thousands)              $1,670
Number of shares outstanding,
     ending (in thousands)                         82

Financial Highlights
Equity Portfolio

                                              Years Ended September 30,
Class C Shares                          1998            1997           1996
Net asset value, beginning            $26.37          $21.71         $20.66
Income from investment operations.
     Net investment income (loss)      (.16)           (.05)          (.16)
     Net realized and unrealized
       gain (loss)                    (3.85)            6.21           3.04
     Total from investment operations (4.01)            6.16           2.88
Distributions from
     Net investment income                 -           (.01)          (.02)
     Net realized gain                 3.36)          (1.49)         (1.81)
     Total distributions              (3.36)          (1.50)         (1.83)
Total increase (decrease) in net
       asset value                    (7.37)            4.66           1.05
Net asset value, ending               $19.00          $26.37         $21.71

Total return*                       (16.47%)          29.84%         14.85%
Ratios to average net assets:
     Net investment income (loss)    (1.17%)         (1.08%)        (1.42%)
     Total expenses +                  2.21%           2.31%          2.86%
     Net expenses                      2.09%           2.30%          2.85%
Portfolio turnover                      110%             93%           118%
Net assets, ending (in thousands)     $5,981          $6,249         $2,996
Number of shares outstanding,
     ending (in thousands)               315             237            138

                                            Periods Ended September 30,
Class C Shares                                   1995             1994^
Net asset value, beginning                     $19.98            $22.12
Income from investment operations.
     Net investment income                      (.03)             (.06)
     Net realized and unrealized gain (loss)     2.05            (2.08)
     Total from investment operations            2.02            (2.14)
Distributions from
     Net investment income                      (.09)                 -
     Net realized gain                         (1.25)                 -
     Total distributions                       (1.34)                 -
Total increase (decrease) in net asset value      .68            (2.14)
Net asset value, ending                        $20.66            $19.98

Total return*                                  11.16%           (9.14%)
Ratios to average net assets:
     Net investment income (loss)              (.84%)        (1.06%)(a)
     Total expenses +                           2.51%               N/A
     Net expenses                               2.50%          2.75%(a)
     Expenses reimbursed                        1.07%          4.60%(a)
Portfolio turnover                                35%               94%
Net assets, ending (in thousands)              $1,802              $670
Number of shares outstanding,
     ending (in thousands)                         87                34

Footnotes for CSIF Equity Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^ From March 1, 1994 inception
# From April 1, 1998 inception

Financial Highlights
Calvert Capital Accumulation

                                                  Years Ended September 30,
Class A Shares                                        1998             1997
Net asset value, beginning                          $27.21           $22.55
Income from investment operations
     Net investment income (loss)                    (.25)            (.25)
     Net realized and unrealized gain (loss)           .96             4.91
     Total from investment operations                  .71             4.66
Distributions from
     Net investment income                               -                -
     Net realized gain                              (2.49)                -
         Total distributions                        (2.49)                -
Total increase (decrease) in net asset value        (1.78)             4.66
Net asset value, ending                             $25.43           $27.21

Total return *                                       3.37%           20.67%
Ratios to average net assets:
     Net investment income (loss)                  (1.08%)          (1.09%)
     Total expenses +                                1.74%            1.91%
     Net expenses                                    1.61%            1.85%
     Expenses reimbursed                                 -                -
Portfolio turnover                                     77%             126%
Net assets, ending (in thousands)                  $75,068          $54,751
Number of shares outstanding ending
     (in thousands)                                  2,952            2,012

                                                Periods ended September 30,
Class A Shares                                        1996            1995^
Net asset value, beginning                          $21.48           $15.00
Income from investment operations
     Net investment income (loss)                    (.24)            (.11)
     Net realized and unrealized gain (loss)          1.88             6.61
     Total from investment operations                 1.64             6.50
Distributions from
     Net investment income                               -            (.02)
     Net realized gain                               (.57)                -
         Total distributions                         (.57)            (.02)
Total increase (decrease) in net asset value          1.07             6.48
Net asset value, ending                             $22.55           $21.48

Total return*                                        7.92%           43.40%
Ratios to average net assets:
     Net investment income (loss)                  (1.56%)       (1.55%)(a)
     Total expenses+                                 2.16%         2.35%(a)
     Net expenses                                    1.98%         2.06%(a)
     Expenses reimbursed                                 -          .05%(a)
Portfolio turnover                                    114%              95%
Net assets, ending (in thousands)                  $39,834          $16,111
Number of shares outstanding, ending
     (in thousands)                                  1,767              750

Financial Highlights
Calvert Capital Accumulation

                                                  Period Ended
                                                 September 30,
Class B Shares                                          1998 #
Net asset value, beginning                              $28.39
Income from investment operations
     Net investment income (loss)                        (.16)
     Net realized and unrealized gain (loss)            (2.95)
         Total from investment operations               (3.11)
Distributions from
     Net investment income                                   -
     Net realized gain                                       -
         Total distributions                                 -
Total increase (decrease) in net asset value            (3.11)
Net asset value, ending                                 $25.28

Total return*                                         (10.95)%
Ratios to average net assets:
     Net investment income (loss)                      (2.62%)
     Total expenses+                                     3.31%
     Net expenses                                        3.01%
     Expenses reimbursed                                  .26%
Portfolio turnover                                         77%
Net assets, ending (in thousands)                       $3,311
Number of shares outstanding, ending (in thousands)        131

Financial Highlights
Calvert Capital Accumulation

                                                  Years Ended September 30,
Class C Shares                                        1998             1997
Net asset value, beginning                          $26.64           $22.34
Income from investment operations
     Net investment income (loss                     (.40)            (.47)
     Net realized and unrealized gain (loss)           .88             4.77
     Total from investment operations                  .48             4.30
Distributions from
     Net investment income                               -                -
     Net realized gain                              (2.49)                -
         Total distributions                        (2.49)                -
Total increase (decrease) in net asset value        (2.01)             4.30
Net asset value, ending                             $24.63           $26.64

Total return*                                        2.52%           19.25%
Ratios to average net assets:
     Net investment income (loss)                  (1.98%)          (2.30%)
     Total expenses+                                 2.75%            3.11%
     Net expenses                                    2.50%            3.05%
     Expenses reimbursed                                 -                -
Portfolio turnover                                     77%             126%
Net assets, ending (in thousands)                   $6,548           $4,184
Number of shares outstanding, ending (in thousands)    266              157

                                                Periods Ended September 30,
Class C Shares                                        1996            1995^
Net asset value, beginning                          $21.55           $15.00
Income from investment operations
     Net investment income (loss)                    (.55)            (.15)
     Net realized and unrealized gain (loss)          1.91             6.70
         Total from investment operations             1.36             6.55
Distributions from
     Net investment income                               -                -
     Net realized gain                               (.57)                -
         Total distributions                         (.57)                -
Total increase (decrease) in net asset value           .79             6.55
Net asset value, ending                             $22.34           $21.55

Total return*                                        6.56%           43.67%
Ratios to average net assets:
     Net investment income (loss)                  (2.82%)       (3.13%)(a)
     Total expenses +                                3.42%         3.79%(a)
     Net expenses                                    3.24%         3.50%(a)
     Expenses reimbursed                                 -         2.79%(a)
Portfolio turnover                                    114%              95%
Net assets, ending (in thousands)                   $3,164           $1,992
Number of shares outstanding, ending
     (in thousands)                                    142               92

Footnotes for Calvert Capital Accumulation Financial Highlights
(a) = Annualized
+ Ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return does not reflect deduction of any front-end or deferred sales charge.
^ From October 31, 1994 inception
# From April 1, 1998 inception

Financial Highlights
Calvert World Values International Equity

                                                    Years Ended September 30,
Class A Shares                                 1998         1997         1996
Net asset value, beginning                   $22.06       $18.62       $17.62
Income from investment operations
     Net investment income                    (.06)          .10          .04
     Net realized and unrealized gain (loss) (2.11)         3.81         1.53
         Total from investment operations    (2.05)         3.91         1.57
Distributions from
     Net investment income                    (.06)        (.05)        (.13)
     Excess of net investment income              -            -            -
     Net realized gain (loss)                (1.38)        (.42)        (.44)
         Total distributions                 (1.44)        (.47)        (.57)
Total increase (decrease) in net asset value (3.49)         3.44         1.00
Net asset value, ending                      $18.57       $22.06       $18.62

Total return*                               (9.29%)       21.44%        9.22%
Ratios to average net assets:
     Net investment income (loss)              .27%         .51%         .23%
     Total expenses+                          1.86%        1.91%        1.95%
     Net expenses                             1.80%        1.76%        1.81%
     Expenses reimbursed                          -            -            -
Portfolio turnover                              84%          58%          96%
Net assets, ending (in thousands)          $195,192     $225,169     $194,032
Number of shares outstanding,
     ending (in thousands)                   10,510       10,207       10,422

                                                    Years Ended September 30,
Class A Shares                                              1995         1994
Net asset value, beginning                                $17.99       $16.35
Income from investment operations
     Net investment income                                   .11            -
     Net realized and unrealized gain (loss)                 .38         2.14
         Total from investment operations                    .49         2.14
Distributions from
     Net investment income                                     -        (.03)
     Excess of net investment income                           -        (.04)
     Net realized gains                                    (.86)        (.43)
         Total distributions                               (.86)        (.50)
Total increase (decrease) in net asset value               (.37)         1.64
Net asset value, ending                                   $17.62       $17.99

Total return*                                              3.19%       13.44%
Ratios to average net assets:
     Net investment income (loss)                           .68%       (.04%)
     Total expenses +                                      1.93%          N/A
     Net expenses                                          1.79%        1.96%
     Expenses reimbursed                                       -         .04%
Portfolio turnover                                           73%          78%
Net assets, ending (in thousands)                       $191,586     $175,543
Number of shares outstanding,
     ending (in thousands)                                10,876        9,755

Financial Highlights
Calvert World Values International Equity
                                                    Period Ended
                                                   September 30,
Class B Shares                                            1998^^
Net asset value, beginning                                $21.83
Income from investment operations
     Net investment income                                 (.05)
     Net realized and unrealized gain (loss)              (3.30)
         Total from investment operations                 (3.35)
Total increase (decrease) in net asset value              (3.35)
Net asset value, ending                                   $18.48

Total return*                                           (15.35%)
Ratios to average net assets:
     Net investment income (loss)                      (.99%)(a)
     Total expenses +                                   3.22%(a)
     Net expenses                                       3.16%(a)
     Expenses reimbursed                                2.89%(a)
Portfolio turnover                                           84%
Net assets, ending (in thousands).                          $879
Number of shares outstanding,
     ending (in thousands)                                    48

Financial Highlights
Calvert World Values International Equity

                                                    Years Ended September 30,
Class C Shares                                 1998         1997         1996
Net asset value, beginning                   $21.39       $18.20       $17.28
Income from investment operations
     Net investment income                    (.13)        (.07)        (.15)
     Net realized and unrealized gain (loss) (2.05)         3.68         1.51
         Total from investment operations    (2.18)         3.61         1.36
Distributions from
     Net realized gain (loss)                (1.38)        (.42)        (.44)
         Total distributions                 (1.38)        (.47)        (.57)
Total increase (decrease) in net asset value (3.56)         3.19          .92
Net asset value, ending                      $17.83       $21.39       $18.20

Total return*                              (10.22%)       20.22%        8.07%
Ratios to average net assets:
     Net investment income (loss)            (.79%)       (.47%)       (.88%)
     Total expenses+                          2.91%        2.91%        3.08%
     Net expenses                             2.85%        2.76%        2.93%
     Expenses reimbursed                          -            -            -
Portfolio turnover                              84%          58%          96%
Net assets, ending (in thousands)            $8,043       $8,799       $6,779
Number of shares outstanding,
     ending (in thousands)                      451          411          373

                                                    Years Ended September 30,
Class C Shares                                              1995        1994^
Net asset value, beginning                                $17.86       $18.24
Income from investment operations
     Net investment income                                 (.05)       (.06 )
     Net realized and unrealized gain (loss)                 .32        (.32)
         Total from investment operations                    .27        (.38)
Distributions from
     Net realized gains                                    (.85)            -
         Total distributions                               (.85)            -
Total increase (decrease) in net asset value               (.58)        (.38)
Net asset value, ending                                   $17.28       $17.86

Total return*                                              1.95%      (1.27%)
Ratios to average net assets:
     Net investment income (loss)                         (.47%)   (1.16%)(a)
     Total expenses +                                      3.12%          N/A
     Net expenses                                          2.99%     3.32%(a)
     Expenses reimbursed                                    .13%      .50%(a)
Portfolio turnover                                           73%          78%
Net assets, ending (in thousands)                         $6,061       $3,620
Number of shares outstanding,
     ending (in thousands)                                   351          203

Footnotes for Calvert World Values International Equity Financial Highlights
(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
+ Effective September 30,1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^  From March 1, 1994 inception.
^^  From April 1, 1998 inception.
N/A Disclosure not applicable to prior periods.

Financial Highlights
Calvert New Vision Small Cap

                                            Periods Ended September 30,
Class A Shares                                   1998             1997^
Net asset value, beginning                     $15.65            $15.00
Income from investment operations
     Net investment income (loss)               (.02)             (.05)
     Net realized and unrealized gain (loss)   (3.55)               .70
     Total from investment operations          (3.57)               .65
Distributions from
     Net investment income                          -                 -
     Net realized gain                          (.04)                 -
     Total distributions                        (.04)                 -
Total increase (decrease) in net asset value   (3.61)               .65
Net asset value, ending                        $12.04            $15.65
Total return*                                (22.86%)             4.33%
Ratios to average net assets:
     Net investment income (loss)              (.17%)         (.71%)(a)
     Total expenses +                           1.82%         1.36% (a)
     Net expenses                               1.71%           .90%(a)
     Expenses reimbursed                         .06%          3.36%(a)
Portfolio turnover                                68%              196%
Net assets, ending (in thousands)             $61,765            $3,260
Number of shares outstanding,
ending (in thousands)                           5,129               208

                           Period Ended September 30,
Class B Shares                                  1998#
Net asset value, beginning                     $16.18
Income from investment operations
     Net investment income (loss)               (.05)
     Net realized and unrealized gain (loss)   (4.12)
     Total from investment operations          (4.17)
Distributions from
     Net investment income                          -
     Net realized gain                              -
     Total distributions                            -
Total increase (decrease) in net asset value   (4.17)
Net asset value, ending                        $12.01

Total return*                                (25.77%)
Ratios to average net assets:
     Net investment income (loss)          (1.39%)(a)
     Total expenses +                        3.40%(a)
     Net expenses                            2.99%(a)
     Expenses reimbursed                     4.28%(a)
Portfolio turnover                                68%
Net assets, ending (in thousands)                $523
Number of shares outstanding,
ending (in thousands)                              44

                                            Periods Ended September 30,
Class C Shares                                   1998             1997^
Net asset value, beginning                     $15.62            $15.00
Income from investment operations
     Net investment income (loss)               (.15)             (.10)
     Net realized and unrealized gain (loss)   (3.48)               .72
     Total from investment operations          (3.63)               .62
Distributions from
     Net investment income                          -                 -
     Net realized gain                          (.04)                 -
     Total distributions                        (.04)                 -
Total increase (decrease) in net asset value   (3.67)               .62
Net asset value, ending                        $11.95            $15.62

Total return*                                (23.31%)             4.13%
Ratios to average net assets:
     Net investment income (loss)             (1.15%)         (.95%)(a)
     Total expenses +                           2.78%          1.47%(a)
     Net expenses                               2.64%          1.15%(a)
     Expenses reimbursed                         .16%          9.44%(a)
Portfolio turnover                                68%              196%
Net assets, ending (in thousands)              $7,097              $318
Number of shares outstanding,
ending (in thousands)                             594                20

Footnotes for Calvert New Vision Small Cap Financial Highlights
(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
+ Ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^  From January 31, 1997 inception.
#  From April 1, 1998 inception.

Financial Highlights
Bond Portfolio

                                              Years Ended September 30,
Class A Shares                          1998            1997           1996
Net asset value, beginning            $16.64          $16.06         $16.34
Income from investment operations
     Net investment income               .95             .96            .92
     Net realized and unrealized
       gain (loss)                       .41             .58          (.29)
     Total from investment
operations                              1.36            1.54            .63
Distributions from
     Net investment income             (.96)           (.96)          (.91)
     Net realized gain                 (.16)               -              -
     Total distributions              (1.12)           (.96)          (.91)
Total increase (decrease) in
       net asset value                   .24             .58          (.28)
Net asset value, ending               $16.88          $16.64         $16.06

Total return*                          8.46%           9.89%          3.96%
Ratios to average net assets:
     Net investment income             5.69%           5.85%          5.60%
     Total expenses +                  1.14%           1.23%          1.29%
     Net expenses                      1.07%           1.19%          1.26%
Portfolio turnover                      620%            319%            22%
Net assets, ending (in thousands)    $65,807         $59,656        $62,259
Number of shares outstanding,
     ending (in thousands)             3,897           3,585          3,876

                                              Years Ended September 30,
Class A Shares                                   1995              1994
Net asset value, beginning                     $15.49            $17.77
Income from investment operations
     Net investment income                        .96               .94
     Net realized and unrealized gain (loss)      .91            (1.81)
     Total from investment operations            1.87             (.87)
Distributions from
     Net investment income                      (.93)             (.94)
     Net realized gain                          (.06)             (.47)
     Tax return of capital                      (.03)                 -
     Total distributions                       (1.02)            (1.41)
Total increase (decrease) in net asset value      .85            (2.28)
Net asset value, ending                        $16.34            $15.49

Total return*                                  12.57%           (5.18%)
Ratios to average net assets:
     Net investment income                      6.04%             5.64%
     Total expenses +                           1.24%               N/A
     Net expenses                               1.22%             1.10%
Portfolio turnover                                29%               19%
Net assets, ending (in thousands)             $62,929           $61,573
Number of shares outstanding,
     ending (in thousands)                      3,850             3,976

Financial Highlights
Bond Portfolio

                                         Period Ended
                                         September 30
Class B Shares                                  1998#
Net asset value, beginning                     $16.69
Income from investment operations
     Net investment income                        .36
     Net realized and unrealized gain (loss)       19
     Total from investment operations              55
Distributions from
     Net investment income                      (.40)
Total increase (decrease) in net asset value       15
Net asset value, ending                        $16.84

Total return*                                   3.36%
Ratios to average net assets:
     Net investment income                   4.14%(a)
     Total expenses +                        2.55%(a)
     Net expenses                            2.50%(a)
     Expenses reimbursed                     5.53%(a)
Portfolio turnover                               620%
Net assets, ending (in thousands)                $557
Number of shares outstanding,
     ending (in thousands)                         33

                                         Period Ended
                                        September 30,
Class C Shares                                 1998^^
Net asset value, beginning                     $16.81
Income from investment operations
     Net investment income                        .21
     Net realized and unrealized gain (loss)      .08
     Total from investment operations             .29
Distributions from
     Net investment income                      (.26)
Total increase (decrease) in net asset value      .03
Net asset value, ending                        $16.84

Total return*                                   1.75%
Ratios to average net assets:
     Net investment income                   4.06%(a)
     Total expenses +                        2.74%(a)
     Net expenses                            2.50%(a)
     Expenses reimbursed                     4.35%(a)
Portfolio turnover                               620%
Net assets, ending (in thousands)                $399
Number of shares outstanding,
     ending (in thousands)                         24

Footnotes for CSIF Bond Financial Highlights
(a) = Annualized
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^^ From June 1, 1998 inception
# From April 1, 1998 inception

Financial Highlights
Money Market Portfolio

                                              Years Ended September 30,
                                        1998            1997           1996
Net asset value, beginning             $1.00           $1.00          $1.00
Income from investment operations
     Net investment income              .049            .048           .048
Distributions from
     Net investment income            (.049)          (.048)         (.048)

Net asset value, ending                $1.00           $1.00          $1.00

Total return                           5.02%           4.89%          4.88%
Ratios to average net assets:
     Net investment income             4.92%           4.79%          4.77%
     Total expenses +                   .89%            .89%           .89%
     Net expenses                       .87%            .87%           .87%
     Expenses reimbursed                .05%            .11%           .21%
Net assets, ending (in thousands)   $172,701        $166,111       $166,516
Number of shares outstanding,
     ending (in thousands)           172,739         166,163        166,569


                                              Years Ended September 30,
                                                 1995              1994
Net asset value, beginning                      $1.00             $1.00
Income from investment operations
     Net investment income                       .050              .031
Distributions from
     Net investment income                     (.050)            (.031)
Net asset value, ending                         $1.00             $1.00

Total return                                    5.13%             3.13%
Ratios to average net assets:
     Net investment income                      5.03%             3.07%
     Total expenses +                            .89%               N/A
     Net expenses                                .87%              .87%
     Expenses reimbursed                         .18%              .18%
Net assets, ending (in thousands)            $153,996          $143,779
Number of shares outstanding,
     ending (in thousands)                    154,044           143,826

Footnotes for CSIF Money Market Financial Highlights
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

EXHIBIT A
REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

* A "qualified group" is one which:
1.    has been in existence for more than six months, and
2.    has a purpose other than acquiring shares at a discount, and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts
Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B
SERVICE FEES AND ARRANGEMENTS WITH DEALERS

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

                                    Maximum Commission/Service Fees

CSIF Money Market             None/0.25%

                                 Class A           Class B         Class C*

CSIF Balanced                   4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
CSIF Bond                       3.00%/0.25%       3.00%/0.25%     1.00%/1.00%
CSIF Equity                     4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
CSIF Managed Index              4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
CWVF International Equity       4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
Capital Accumulation            4.00%/0.25%       4.00%/0.25%     1.00%/1.00%
New Vision Small Cap            4.00%/0.25%       4.00%/0.25%     1.00%/1.00%

*Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1.00%.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.) The finder's fee is 1% of the NAV purchase amount on the first $2 million, .80% on $2 to $3 million, .50% on $3 to $50 million, .25% on $50 to $100 million, and .15 over $1 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file:     no. 811- 3334 (CSIF)
                                 no. 811- 06563 (CWVF International Equity and
Capital Accumulation)
                                 no. 811- 3416 (New Vision)

                    CALVERT SOCIALLY RESPONSIBLE PROSPECTUS
                                January 31, 1999
                         Class I (Institutional) Shares


         o Calvert Social Investment Fund (CSIF) Balanced
         o CSIF Managed Index
         o CSIF Equity
         o CSIF Bond
         o Calvert Capital Accumulation
         o Calvert World Values International Equity
         o Calvert New Vision Small Cap


These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

About the Funds
     Investment objective, strategy, past performance        2
     Fees and Expenses                                       9
     Principal Investment Practices and Risks               10
About Social Investing
     Investment Selection Process and
     Socially Responsible Investment Criteria               13
     High Social Impact Investments                         15
     Special Equities                                       15
About Your Investment
     Subadvisors and Portfolio Managers                     15
     Advisory Fees                                          16
     How to Open an Account                                 17
     Important - How Shares are Priced                      17
     When Your Account Will be Credited                     17
     Other Calvert Group Features
     (Exchanges, Minimum Account Balance, etc.)             17
     Dividends, Capital Gains and Taxes                     18
     How to Sell Shares                                     19
     Financial Highlights                                   20

CSIF Balanced (Note: Formerly known as CSIF Managed Growth)

Advisor
Calvert Asset Management Company, Inc.
Subadvisors                                  Brown Capital Management, Inc.
                                               NCM Capital Management, Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

(Note: This objective is subject to shareholder approval expected at a shareholder meeting in late February, 1999. Unless and until shareholders approve the new objective, the current objective for CSIF shall continue in effect, which is CSIF Balanced "seeks to achieve a total return above the rate of inflation, through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments, which offer income and capital growth opportunity and which satisfy the investment and social criteria.)

Principal investment strategies
The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:
         o The stock or bond market goes down
         o The individual stocks and bonds in the Fund do not perform as well as expected
         o For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
         o For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
         o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          18.73%       1994            -5.50%
1990           1.79%       1995            25.85%
1991          17.79%       1996             9.03%
1992           7.46%       1997            18.92%
1993           5.95%       1998            17.49%

Best Quarter (of periods shown)       Q4 '98     12.42%
Worst Quarter (of periods shown)      Q3 '98     (6.47)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                         1 year      5 years   10 years
CSIF Balanced: Class A                   11.92%       11.53%     10.83%
S&P 500 Index Monthly Reinvested         28.74%       24.08%     19.20%
Lehman Aggregate Bond Index TR            8.69%        7.27%      9.26%
Lipper Balanced Funds Index              15.09%       13.87%     13.32%

(Note: Class I shares have no sales charge.)

For current yield information call 800-368-2745, or visit Calvert Group's website at www.calvertgroup.com

CSIF Managed Index

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                                     State Street Global Advisors

Objective
CSIF Managed Index seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies:
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Managed Index follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-a-vis the Russell 1000 Index. The Subadvisor expects to hold between 100 and 150 stocks.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $7.6 billion.

Tracking the Index
The Subadvisor expects a tracking error over time of no more than 2.5%, although there can be no guarantee such results will be achieved. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. Where variations are deemed to be systematic or associated with a particular feature of the investment process, the constraints on the Fund associated with that factor may be adjusted to ensure a higher degree of correlation to the Index.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o        The stock market or the Russell 1000 Index goes down
o The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
o An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

(No performance results are shown for CSIF Managed Index since its inception was 4/15/98.)

CSIF Equity

Advisor                              Calvert Asset Management Company, Inc.
Subadvisors                      Atlanta Capital Management Company, L.L.C.

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies:
The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o        The stock market goes down
o        The individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Growth Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          27.45%       1994           -12.06%
1990          -4.87%       1995            20.29%
1991          21.93%       1996            21.68%
1992           8.37%       1997            19.33%
1993           2.13%       1998            10.89%

Best Quarter (of periods shown)       Q1 '98     11.73%
Worst Quarter (of periods shown)      Q3 '98     (17.56)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
CSIF Equity: Class A                        5.62%     10.17%     10.25%
S&P 500 Index Monthly Reinvested           28.74%     24.08%     19.20%
Lipper Growth Funds Index                  25.69%     19.82%     17.21%

(Note: Class I shares have No sales charge)

Calvert Capital Accumulation

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                                   Brown Capital Management, Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies
Investments are primarily in the common stocks of mid-size companies.
Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the S & P's Mid-cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down
o The individual stocks in the Fund do not perform as well as expected
o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995            36.75%
1991             N/A       1996             9.37%
1992             N/A       1997            22.02%
1993             N/A       1998            29.35%

Best Quarter (of periods shown)       Q4 '98     25.03%
Worst Quarter (of periods shown)      Q3 '98     (14.00)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
Capital Accumulation: Class A1             23.19%        N/A        N/A
S&P Mid-Cap 400 Index                      18.25%        N/A        N/A
Lipper Mid-Cap Funds Index                 13.92%        N/A        N/A

1 Since inception "A" (10/31/94) 22.09; S&P Mid Cap 400 Index 22.77; and Lipper Mid-Cap Funds Index 18.36.

(Note: Class I shares have No sales charge)

Calvert World Values International Equity Fund

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                             Murray Johnstone International, Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies
The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock markets (including those outside the U.S.) go down
o The individual stocks in the Fund do not perform as well as expected
o Foreign currency values go down versus the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994            -2.66%
1990             N/A       1995            11.81%
1991             N/A       1996            12.02%
1992             N/A       1997             6.57%
1993          25.78%       1998            16.10%

Best Quarter (of periods shown)       Q4 '98     17.97%
Worst Quarter (of periods shown)      Q3 '98     (14.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
CWVF International Equity: Class A1        10.59%      7.52%        N/A
MSCI EAFE Index GD                         20.33%      9.50%        N/A
Lipper International Funds Index           12.66%      8.59%        N/A

1 Inception "A" (7/31/92) 9.22%; MSCI EAFE Index GD 12.25%; and Lipper International Funds Index 11.75%. The month end date of 7/31/92 is used for comparison purposes only, actual fund inception is 7/2/92.

(Note: Class I shares have No sales charge)

Calvert New Vision Small Cap

Advisor                              Calvert Asset Management Company, Inc.
Subadvisor                                      Awad Asset Management, Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal Investment Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down
o The individual stocks in the Fund do not perform as well as expected
o Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989             N/A       1994               N/A
1990             N/A       1995               N/A
1991             N/A       1996               N/A
1992             N/A       1997               N/A
1993             N/A       1998            -9.43%

Best Quarter (of periods shown)       Q2 '97     15.51%
Worst Quarter (of periods shown)      Q3 '98     (21.82)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
New Vision Small Cap: Class A1            -13.75%        N/A        N/A
Russell 2000 Index TR                      -2.55%        N/A        N/A
Lipper Small-Cap Funds Index               -0.85%        N/A        N/A

1 From inception (1/31/97) -13.73%; Russell 2000 Index TR 8.48%; Lipper Small-Cap Funds Index 5.83%.

(Note: Class I shares have No sales charge)

CSIF Bond

Advisor                              Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies:
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

--------------------------------------------------------------------------------
Principal risks:
--------------------------------------------------------------------------------
You could lose money on your investment in the Fund, or the Fund could underperform , most likely for any of the following reasons:

o The bond market goes down
o The individual bonds in the Fund do not perform as well as expected
o The Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the bond market does not perform as well as expected
o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
(The Fund's non-diversified status is subject to shareholder approval expected at a shareholder meeting in late February 1999. Unless and until the shareholders approve the changes, the Fund will be diversified.)

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table
The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares at NAV. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Bar Chart with Year-by-Year Total Return
(Class A return at NAV)
1989          13.56%       1994            -5.80%
1990           8.30%       1995            17.39%
1991          15.75%       1996             2.92%
1992           6.72%       1997             9.87%
1993          11.64%       1998             6.13%

Best Quarter (of periods shown)       Q3 '91     5.99%
Worst Quarter (of periods shown)      Q1 '94     (3.57)%

Average Annual Total Returns (as of 12-31-98)
         (with maximum Class A sales charge deducted)

                                           1 year    5 years   10 years
CSIF Bond: Class A                          2.16%      5.02%      8.04%
Lehman Aggregate Bond Index TR              8.69%      7.27%      9.26%
Lipper Corporate Debt Funds
     A Rated Index                          7.31%      6.61%      8.85%

(Note: Class I shares have No sales charge)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund operating expenses are deducted from Fund assets.

CLASS I  CSIF                               CSIF       CSIF Capital
                                        Balanced2   Mn. Indx  Equity2  Accum.2

Annual fund operating expenses
Management fees                               .55        .70      .60      .75
Distribution and service (12b-1) fees        none       none     none     none
Other expenses                                .20        .33      .31      .33
Total annual fund operating expenses          .75       1.03      .91     1.08
Fee waiver and/or expense reimbursement1        -      (.28)    (.11)    (.28)
Net Expenses                                  .75        .75      .80      .80

CLASS I  CWVF                                 New      CSIF
                                          Int Eq.   Vision3      Bond

Annual fund operating expenses
Management fees                               .90        .85      .45
Distribution and service (12b-1) fees        none       none     none
Other expenses                                .35        .40      .34
Total annual fund operating expenses         1.25       1.25      .79
Fee waiver and/or expense reimbursement1    (.20)      (.43)    (.19)
Net Expenses                                 1.05        .82      .60

Explanation of Fees and Expenses Table
Expenses are based on estimates for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("CAMCO") to the Subadvisors, and, if applicable, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO.

1 CAMCO has agreed to waive fees and/or reimburse expenses (net of any expense offset arrangements) for all of the Funds' Class I shares through December 31, 1999. The contractual expense cap is shown as "Net Expenses", this is the maximum amount that may be charged to the Funds for this period.
2 The Management fees for CSIF Balanced, CSIF Equity, and Calvert Capital Accumulation have been restated to reflect changes expected to be approved by shareholders in early 1999. See "About Calvert Group--Advisory Fees". If shareholders do not approve the changes to the fees the Management fees and Total annual fund operating expenses and Net Expenses, if applicable, would be 0.07% lower for CSIF Balanced, 0.14% lower for CSIF Equity, and 0.01% lower for Calvert Capital Accumulation.
3 Expenses for New Vision Small Cap have been restated to reflect expenses expected to be incurred in 1999.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.
The example assumes that:

o You invest $1,000,000 in the Fund for the time periods indicated;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:

CSIF Balanced           CWVF International Equity      Capital Accumulation

1           $7,659             1          $10,707         1          $8,168
3          $23,969             3          $37,679         3         $31,566
5          $41,693             5          $66,710         5         $56,835
10         $93,032             10        $149,369         10       $129,200

CSIF Managed Index           New Vision Small Cap
1           $7,659             1           $8,371
3          $29,996             3          $35,402
5          $54,141             5          $64,498
10        $123,408             10        $147,340

CSIF Equity                             CSIF Bond
1           $8,168             1           $6,132
3          $27,916             3          $23,329
5          $49,312             5          $42,004
10        $110,947             10         $96,022

Principal Investment Practices and Risks
The most concise description of each Fund's principal investment strategies and associated risks is under the risk-return summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized in the risk-return summary, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
@        Fund currently uses
0        Permitted, but not typically used
         (% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of fund's net assets
xT       Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

Column 1 = Explanation of Practice
Column 2 = CSIF Balanced
Column 3 = CSIF Managed Index
Column 4 = CSIF Equity
Column 5 = Capital Accumulation
Column 2 = CWVF International Equity
Column 7 = Calvert New Vision Small Cap
Column 8 = CSIF Bond

Investment Practices
------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8

------------------------------------------------------------------------
------------------------------------------------------------------------
Active Trading        @      0      0      0      0      0      @
Strategy/Turnover
involves selling a
security soon after
purchase. An active
trading strategy
causes a fund to have
higher portfolio
turnover compared to
other funds and
higher transaction
costs, such as
commissions and
custodian and
settlement fees, and
may increase a Fund's
tax liability. Risks:
Opportunity, Market
and Transaction.

------------------------------------------------------------------------

------------------------------------------------------------------------
Temporary Defensive
Positions.            0      0      0      0      0      0      0
During adverse               (35T)                       (35T)
market, economic or
political conditions,
the Fund may depart
from its principal
investment strategies
by increasing its
investment in U.S.
government securities
and other short-term
interest-bearing
securities. During
times of any
temporary defensive
positions, a Fund may
not be able to
achieve its
investment objective
Risks: Opportunity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Conventional
Securities            25N    --     25N    @      25N    15T1   25N
Foreign Securities.
Securities issued by
companies located
outside the U.S.
and/or traded
primarily on a
foreign exchange.
Risks: Market,
Currency,
Transaction,
Liquidity,
Information and
Political.
------------------------------------------------------------------------

------------------------------------------------------------------------
Small Cap Stocks.
Investing in small    0      NA     0      0      0      @      NA
companies involves
greater risk than
with more established
companies. Small cap
stock prices are more
volatile and the
companies often have
limited product
lines, markets,
financial resources,
and management
experience. Risks:
Market, Liquidity and
Information.

------------------------------------------------------------------------

------------------------------------------------------------------------
Investment grade
bonds. Bonds rated    @      Na     0      0      0      0      @
BBB/Baa or higher or
comparable unrated
bonds. Risks:
Interest Rate, Market
and Credit.

------------------------------------------------------------------------

------------------------------------------------------------------------
Below-investment      20N3   NA     20N3   10N3   5N3    5N3    20N3
grade bonds. Bonds
rated below BBB/Baa
or comparable unrated
bonds are considered
junk bonds. They are
subject to greater
credit risk than
investment grade
bonds. Risks: Credit,
Market, Interest
Rate, Liquidity and
Information.

------------------------------------------------------------------------

------------------------------------------------------------------------
Unrated debt          @      NA     0      0      0      0      @
securities. Bonds
that have not been
rated by a recognized
rating agency; the
Advisor has
determined the credit
quality based on its
own research. Risks:
Credit, Market,
Interest Rate,
Liquidity and
Information.

------------------------------------------------------------------------

------------------------------------------------------------------------
Illiquid securities.
Securities which      15N    15N    15N    15N    15N    15N    15N
cannot be readily
sold because there is
no active market.
Risks: Liquidity,
Market and
Transaction.

------------------------------------------------------------------------

------------------------------------------------------------------------
Unleveraged
derivative securities @      NA     0      0      0      0      @
Asset-backed
securities.
Securities are backed
by unsecured debt,
such as credit card
debt. These
securities are often
guaranteed or
over-collateralized
to enhance their
credit quality.
Risks: Credit,
Interest Rate and
Liquidity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Mortgage-backed
securities.           @      NA     0      0      0      0      @
Securities are backed
by pools of
mortgages, including
passthrough
certificates, and
other senior classes
of collateralized
mortgage obligations
(CMOs). Risks:
Credit, Extension,
Prepayment, Liquidity
and Interest Rate.

------------------------------------------------------------------------

------------------------------------------------------------------------
Unleveraged
derivative
securities, (con't.)
Participation         0      NA     0      0      0      0      0
interests. Securities
representing an
interest in another
security or in bank
loans. Risks: Credit,
Interest Rate and
Liquidity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Leveraged derivative
instruments Currency
contracts. Contracts  0      NA     0      5T     5T     - -    0
involving the right
or obligation to buy
or sell a given
amount of foreign
currency at a
specified price and
future date. Risks:
Currency, Leverage,
Correlation,
Liquidity and
Opportunity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Options on securities
and indices.          5T     5T     5T     5T     5T     5T     5T
Contracts giving the
holder the right but
not the obligation to
purchase or sell a
security (or the cash
value, in the case of
an option on an
index) at a specified
price within a
specified time. In
the case of selling
(writing) options,
the Funds will write
call options only if
they already own the
security (if it is
"covered"). Risks:
Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity, Credit and
Opportunity.
------------------------------------------------------------------------

------------------------------------------------------------------------
Futures contract.     0      0      0      0      0      0      0
Agreement to buy or   5N     5N     5N     5N     5N     5N     5N
sell a specific
amount of a commodity
or financial
instrument at a
particular price on a
specific future date.
Risks: Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity and
Opportunity.

------------------------------------------------------------------------

------------------------------------------------------------------------
Structured securities
Indexed and/or
leveraged             0      NA     NA     NA     0      NA     0
mortgage-backed and
other debt
securities, including
principal-only and
interest-only
securities, leveraged
floating rate
securities, and
others. These
securities tend to be
highly sensitive to
interest rate
movements and their
performance may not
correlate to these
movements in a
conventional fashion.
Risks: Credit,
Interest Rate,
Extension,
Prepayment, Market,
Leverage, Liquidity
and Correlation.
------------------------------------------------------------------------

1 New Vision may invest only in American Depositary Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.
2 Excludes any high social impact investments.

The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk
The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.
Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, Calvert Social Investment Fund (CSIF) and Calvert World Values International Equity Fund (CWVF) seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Social Investment Fund

CSIF seeks to invest in companies that:

o Deliver safe products and services in ways that sustain our natural environment. For example, CSIF looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

o Manage with participation throughout the organization in defining and achieving objectives. For example, CSIF looks for companies that offer employee stock ownership or profit-sharing plans.

o Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, CSIF considers both unionized and non-union firms with good labor relations.

o Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in companies that the Advisor determines to be significantly engaged in:

o Production, or the manufacture of equipment, to produce nuclear energy

o Business activities in support of repressive regimes

o Manufacture of weapon systems

o Manufacture of alcoholic beverages or tobacco products

o Operation of gambling casinos

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity Fund

The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF seeks to invest in companies that:

o Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We avoid companies with poor environmental records.

o Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF avoids investing in companies that:

o Contribute to human rights abuses in other countries 1

o Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems

o Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine

Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund

The Funds carefully review company policies and behavior regarding social issues important to quality of life such as:

         o environment
         o employee relations
         o product criteria
         o weapons systems
         o nuclear energy
         o human rights

Both Funds will avoid investing in companies that have:

o Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record
o Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes
o Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process
o Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors)
o Significantly involved in the manufacture of tobacco or alcohol products
o Products or offer services that, under proper use, are considered harmful

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While Capital Accumulation and New Vision may invest in companies that exhibit positive social characteristics, they make no explicit claims to seek out companies with such practices.

1 CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

High Social Impact Investments - CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation and New Vision

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

The Funds have received an exemptive order to permit them to invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

Special Equities - CSIF Balanced and Calvert World Values International Equity

CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk-- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

About Calvert Group

Calvert Asset Management Company, Inc.(4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced Portfolio (June 1995). Reno
J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

State Street Global Advisors (SSgA); 225 Franklin St., Boston, MA, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Managed Index since its inception.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently Principal and Unit Head of Global Enhanced Equities. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, GA 30309 has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611. The firm has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD Asset Management, Inc. (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid to CAMCO by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets .

     CSIF Balanced                                           0.62% 2, 5
     CSIF Managed Index                                      0.60% 3, 4
     CSIF Equity                                             0.56% 2, 5
     CSIF Bond                                               0.55% 1, 2
     CWVF International Equity                                  1.00% 2
     Capital Accumulation                                    0.79% 2, 5
     New Vision Small Cap                                       0.90% 2

1    CAMCO waived part of its advisory fee for CSIF Bond. The full contractual rate CSIF Bond was obligated to pay CAMCO for fiscal year 1998 was 0.65%.
2    These advisory agreements are proposed to be changed by a vote of shareholders in February 1999. If approved, the new advisory fee would be:
CSIF Balanced, 0.425%; CSIF Equity, 0.50%; CSIF Bond, 0.35%; CWVF International Equity, 0.75%; Capital Accumulation, 0.65%; and New Vision Small Cap, 0.75%. Note the advisory fee does not include the administrative services fee, paid to the Advisor's affiliate. See the fee table of "Fees and Expenses" for the combined advisory and administrative services fee shown as "Management Fee."
3    CSIF Managed Index has not had a full year of operations. Its advisory agreement provides for a fee of 0.60% of the Portfolio's first $500 million of average daily net assets and 0.55% of any such assets over $500 million.
4    CSIF Managed Index has a recapture provision under which CAMCO may elect to recapture from the Fund in a later year any fees CAMCO waives or expenses it assumes, subject to certain limitations.
5    CSIF Balanced has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on the Fund's performance relative to the relevant index (CAMCO: Lehman Aggregate Bond; NCM: Russell 3000; Brown: S&P 500). CSIF Equity has a performance adjustment which would cause the fee to be as high as 0.90% or as low as 0.50%, depending on its performance relative to the S&P 500 Index. Capital Accumulation has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on the Fund's performance relative to the S&P 400 Midcap Index. These performance adjustments are proposed to be eliminated by a vote of shareholders in February 1999.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert Group at 800-327-2109.

Minimum To Open an Account $1,000,000

IMPORTANT - HOW SHARES ARE PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

     CSIF Bond                                    Paid monthly
     CSIF Balanced                              Paid quarterly
     CSIF Equity                                 Paid annually
     CSIF Managed Index                          Paid annually
     CWVF International Equity                   Paid annually
     Capital Accumulation                        Paid annually
     New Vision Small Cap                        Paid annually

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.

Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted. (The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment.. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but redemptions cannot be made due to the closure of the banking system.

If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                              Class I
                                               Shares
                                         Period Ended
                                        September 30,
                                              1998 ##
Net asset value, beginning                     $15.00
Income from investment operations
     Net investment income                        .04
     Net realized and unrealized gain (loss)   (1.50)
     Total from investment operations          (1.46)
Total increase (decrease) in net asset value   (1.46)
Net asset value, ending                        $13.54

Total return*                                 (9.73%)
Ratios to average net assets:
     Net investment income                    .54%(a)
     Total expenses +                         .81%(a)
     Net expenses                             .75%(a)
     Expenses reimbursed                      .22%(a)
Portfolio turnover                                27%
Net assets, ending (in thousands)             $14,897
Number of shares outstanding,
     ending (in thousands)                      1,100

(a) = Annualized
+ This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
## From April 15, 1998 inception

To Open an Institutional (Class I) Account:
800-327-2109


Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745


Service for Existing Accounts:
Shareholders 800-327-2109


TDD for Hearing-Impaired:
800-541-1524


Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105


Calvert Group Web-Site
Address: http://www.calvertgroup.com


PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-327-2109

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file:
     no.811-3334 (CSIF)
     no.811- 06563 (CWVF International Equity and Capital Accumulation) no.811- 3416 (New Vision)

                         CALVERT SOCIAL INVESTMENT FUND
      (Balanced, Bond, Equity, Money Market and Managed Index Portfolios)
                4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
January 31, 1999

         New Account                (800) 368-2748
         Information:               (301) 951-4820

         Shareholder Services:      (800) 368-2745

         Broker                     (800) 368-2746
         Services:                  (301) 951-4850

         TDD for the Hearing- Impaired:
                                    (800) 541-1524

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund.


TABLE OF CONTENTS

Investment Policies and Risks                        2
Investment Restrictions                              8
Investment Selection Process                        11
Dividends, Distributions and Taxes                  12
Net Asset Value                                     13
Calculation of Yield and Total Return               15
Purchase and Redemption of Shares                   18
Advertising                                         18
Trustees, Officers and Advisory Council             19
Investment Advisor                                  22
Method of Distribution                              25
Transfer and Shareholder Servicing Agents           27
Portfolio Transactions                              27
Independent Accountants and Custodians              28
Control Persons and Principal Holders of Securities 28
General Information                                 29
Appendix                                            30

--------------------------------------------------------------------------------
                         INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

Foreign Securities (not applicable to managed index or money market)
         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into US dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
         Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.
         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the US dollar, the value of the security in US dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
         The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.
         Eurocurrency Conversion Risk. European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro," beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor and Subadvisors do not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, Subadvisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

Foreign Money Market Instruments
         The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of US branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of US banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. Although these instruments are not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of US issuers. See "Foreign Securities" above.

TRACKING THE INDEX - MANAGED INDEX PORTFOLIO
         The Subadvisor expects a tracking error over time of no more than 2.5%, although there can be no guarantee such results will be achieved. The process used by the Portfolio to attempt to track the Index within this limit relies on assessing the difference between the Portfolio's exposure to factors which influence returns and the Index's exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the Portfolio. The extent to which the total risk characteristics of the Portfolio vary from that of the Index is active risk or tracking error.
         The Portfolio's ability to track the index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing Portfolio returns against Index returns, the Advisor can calculate the goodness of fit, as measured by the Coefficient of Determination or R -squared. Values in excess of 90% indicate a very high degree of correlation between the Portfolio and the Index. The Portfolio will also be monitored to ensure those general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.
         Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. Where variations are deemed to be systematic or associated with a particular feature of the investment process, the constraints on the Portfolio associated with that factor may be adjusted to ensure a higher degree of correlation to the Index.

TEMPORARY DEFENSIVE POSITIONS
         For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, US government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements
         The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

Non-Investment Grade Debt Securities
         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing non-investment grade debt securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES
         The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts (NOT APPLICABLE TO MONEY MARKET)
         The Portfolio may, in pursuit of their respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
         These Portfolios may engage in such transactions only to hedge the existing positions in the respective Portfolios (or for Managed Index, for liquidity or to hedge cash exposure). They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. By buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
         These Portfolios may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Portfolio to forego future appreciation of the securities covered by the option.
         When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         These Portfolios may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund and the affected Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.
         Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. These Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on US Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.
         Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a US exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.
         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Risks of Options and Futures Contracts. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

LENDING PORTFOLIO SECURITIES
         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

--------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         Shareholders of the Fund are currently voting on various changes to the Fund, pursuant to a proxy statement mailed in early January, 1999. If approved at the special meeting of shareholders on February 24, 1999, the revised fundamental investment restrictions will be as follows:

Fundamental Investment Restrictions
         Each Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio.

         (1) CSIF Money market, Balanced, Equity, and Managed Index:
         Each Portfolio may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
         (2) CSIF Bond: CSIF Bond Portfolio may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
         (3) No Portfolio may concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the US Government or its agencies or instrumentalities and repurchase agreements secured thereby), or, for CSIF Money Market, domestic bank money market instruments.
         (4) No Portfolio may issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of a Portfolio's total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the affected Portfolio may pledge, mortgage or hypothecate its assets.
         (4) No Portfolio may underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) No Portfolio may invest directly in commodities or real estate, although a Portfolio may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         (6) No Portfolio may make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Portfolio's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions
         The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

Money Market Portfolio may not:
         (1) Purchase the obligations of foreign issuers (except foreign money market instruments that are US dollar denominated).
         (2) Purchase illiquid securities if more than 10% of the value of the Portfolio's net assets would be invested in such securities.
         (3) Make short sales of securities or purchase any securities on margin.
         (4) Write, purchase or sell puts, calls or combinations thereof.
         (5) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of its total assets. CSIF Money Market does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.

Balanced, Equity, and Bond Portfolios may not:
         (1) Purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Portfolio's assets.
         (2) Purchase illiquid securities if more than 15% of the value of that Portfolio's net assets would be invested in such securities.
         (3) Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.
         (4) Write, purchase or sell puts, calls or combinations thereof except as provided with respect to options, futures contracts and options on futures contracts.
         (5) Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Portfolio's net assets.
         (6) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of a Portfolio's total assets. No Portfolio intends to make any purchases of securities if borrowing exceeds 5% of its total assets.
         (7) Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, would exceed 5% of the Portfolio's total assets.

Index Portfolio may not:
         (1) Purchase the obligations of foreign issuers.
         (2) Purchase illiquid securities if more than 15% of the value of the Portfolio's net assets would be invested in such securities.
         (3) Purchase debt securities (other than money market instruments).
         (4) Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Portfolio's net assets.
         (5) Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on futures contracts.
         (6) Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, would exceed 5% of the Portfolio's total assets.
         (7) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Portfolio's total assets. The Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


--------------------------------------------------------------------------------
         As noted above, the shareholders of CSIF are currently voting on various changes to the Portfolios, pursuant to a proxy statement mailed in early January, 1999. These are the fundamental investment restrictions in effect until February 24, 1999, or which may be in effect if the above changes are not approved by shareholders:

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies of a Portfolio, cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions).
         CSIF Money Market, Balanced, Bond and Equity Portfolios may not:
         1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States
         Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of that issuer.
         2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby, and in the case of the Money Market
         Portfolio, there is no limitation with respect to investments in money market instruments of banks.
         3. Purchase more than 10% of the outstanding voting securities of any issuer. In addition, the Fund may not in the aggregate purchase more than 10% of the outstanding voting securities of any issuer.
         4. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of such issuers.
         5. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         6.       Underwrite the securities of other issuers.
         7. Purchase from or sell to any of the Fund's officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         8. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of that Portfolio's total assets and except by engaging in reverse repurchase agreements; provided, however, that a Portfolio may only engage in reverse repurchase agreements so long as, at the time a Portfolio enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the Portfolio's total assets. In order to secure any permitted borrowings and reverse repurchase agreements under this section, each Portfolio may pledge, mortgage or hypothecate its assets.
         9. Make short sales of securities or purchase any securities on margin except as provided for the Managed
         Growth, Equity and Bond Portfolios with respect to options, futures contracts and options on futures contracts.
         10. Write, purchase or sell puts, calls or combinations thereof except as provided for the Managed Growth, Equity and Bond Portfolios with respect to options, futures contracts and options on futures contracts.
         11. Invest for the purpose of exercising control or management of another issuer.
         12. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Managed Growth, Equity and Bond Portfolios may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         13. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.
         14. Purchase or retain securities issued by investment companies except to the extent permitted by the Investment
         Company Act of 1940, as amended, and in connection with a trustee's/director's deferred compensation plan.

         Managed Index Portfolio may not:
         1. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in securities of that issuer.
         2. Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.
         3. With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any issuer.
         4. Make loans except that the Portfolio may engage in securities lending (provided the value of the securities loaned from the Portfolio will not exceed 33 1/3% of the value of its total assets) and repurchase transactions, and may purchase money market instruments.
         5.       Underwrite the securities of other issuers.
         6. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of that Portfolio's total assets. In order to secure any permitted borrowings under this section, the Portfolio may pledge, mortgage or hypothecate its assets.
         7. Make short sales of securities or purchase any securities on margin except with respect to options, futures contracts and options on futures contracts.
         8. Invest in commodities or real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in commodities or real estate, and provided that the Portfolio may invest in financial futures and options thereon.
         9.       Issue any senior securities.

--------------------------------------------------------------------------------
                          INVESTMENT SELECTION PROCESS
--------------------------------------------------------------------------------

         Investments in the Fund are selected on the basis of their ability to contribute to the dual objective of the Fund, (i.e., those that satisfy the Fund's investment and social criteria). The Fund has developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors of the Fund.
         Candidates for inclusion in any particular class of assets are then examined according to the social criteria. Issuers are classified into three categories of suitability under the social criteria. In the first category are those issuers, which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers, which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by Advisors to violate any of the social criteria. The third category under the social criteria consists of issuers who flagrantly violate, or have violated, one or more of those values, for example, a company, which repeatedly engages in unfair labor practices. The Fund will not knowingly purchase the securities of issuers in this third category.
         It should be noted that the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisors of the Fund, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers, which satisfy the Fund's social investment objective.
         To the greatest extent possible, the Advisors apply the same social criteria to the purchase of non-equity securities as it applies to equity investments. With respect to government securities, the Money Market Portfolio invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the Federal Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Bank for Cooperatives and the Student Loan Marketing Association, rather than general obligations of the Federal Government, such as Treasury securities. Bank certificates of deposit, commercial paper, repurchase agreements, and corporate bonds are judged in the same way as a prospective purchase of the bank's or issuing company's common stock. The Fund may invest, however, in certificates of deposit of banks and savings and loan associations in which the Fund would not otherwise invest because such institutions have assets of $1 billion or less, but generally only to the extent all such investments are fully insured as to principal by the Federal Deposit Insurance Corporation.
         Obligations issued by the US Treasury, such as US Treasury bills, notes and bonds, are supported by the full faith and credit of the US Government. Certain obligations issued or guaranteed by an US Government agency or instrumentality are supported by the full faith and credit of the US Government. These include obligations issued by the Export-Import Bank, Farmers Home Administration, Government National Mortgage Association, Postal Service, Merchant Marine, and Washington Metropolitan Area Transit Authority. The Fund may also invest in other US Government agency or instrumentality obligations, which are supported only by the credit of the agency or instrumentality and may be further supported by the right of the issuer to borrow from the US Treasury. Such obligations include securities issued by the Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Land Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

         The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
         Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of September 30, 1998, for the Money Market Portfolio was $29,000, Managed Growth Portfolio was $0, Bond Portfolio was $0, Equity Portfolio was $0, and Managed Index Portfolio was $0.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% of each reportable redemption transaction occurring in the Balanced, Equity, Bond, and Managed Index Portfolios if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund (not applicable to Money Market Portfolio): (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the US, a State, the District of Columbia, a US possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; US registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on US Government obligations. State law varies considerably concerning the tax status of dividends derived from US Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
         Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.
         Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

         Shares of the Money Market Portfolio are issued and redeemed at the net asset value per share of the Portfolio. The public offering price of the shares of the Balanced, Equity, Bond, and Managed Index Portfolios is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). Shares of the other Portfolios are redeemed at their respective net asset values per share, less any applicable contingent deferred sales charge ("CDSC"). The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share; the net asset values of the other Portfolios fluctuate based on the respective market value of the Portfolios' investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Portfolio's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class.
         The assets of the Balanced, Equity, Bond and Managed Index Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.
         The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Net Asset Value and Offering Price Per Share, as of 9/30/98

CSIF Money Market Portfolio
         ($172,738,893/172,700,524 shares)                        $1.00

CSIF Balanced Portfolio
         Net asset value per share
         ($673,906,995/20,768,354 shares)                        $32.45
         Maximum sales charge, Class A
         (4.75% of offering price)                                 1.54
         Offering price per share, Class A                       $33.99

         Class B net asset value and offering price per share
         ($2,540,141/78,440 shares)                              $32.38

         Class C net asset value and offering price per share
         ($11,482,726/358,253 shares)                            $32.05

CSIF Bond Portfolio
         Net asset value per share
         ($65,806,586/3,897,466 shares)                          $16.88
         Maximum sales charge
         (3.75% of offering price)                                  .63
         Offering price per share                                $17.51

         Class B net asset value and offering price per share
         ($556,972/33,081 shares)                                $16.84

         Class C net asset value and offering price per share
         ($399,075/23,697 shares)                                $16.84

CSIF Equity Portfolio
         Net asset value per share
         ($128,683,076/6,319,836 shares)                         $20.36
         Maximum sales charge, Class A
         (4.75% of offering price)                                  .97
         Offering price per share, Class A                       $21.33

         Class B net asset value and offering price per share
         ($1,670,337/82,447 shares)                              $20.26

         Class C net asset value and offering price per share
         ($5,981,089/314,868 shares)                             $19.00

CSIF Managed Index Portfolio
         Net asset value per share
         ($4,400,710/324,918 shares)                             $13.54
         Maximum sales charge, Class A
         (4.75% of offering price)                                  .64
         Offering price per share, Class A                       $14.18

         Class B net asset value and offering price per share
         ($974,587/72,272 shares)                                $13.48

         Class C net asset value and offering price per share
         ($397,066/29,363 shares)                                $13.52

         Class I net asset value and offering price per share
         ($14,896,813/1,100,007 shares)                          $13.54

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                     CALCULATION OF YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------

Money Market Portfolio: Yield
         From time to time, the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

               Effective yield = (base period return + 1)365/7 -1

         The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 1998, the Money Market Portfolio's yield was 4.78% and its effective yield was 4.90%.

Bond Portfolio: Yield
         The Bond Portfolio may also advertise its yield from time to time. Yield is calculated separately for each Class of the Portfolio. Yield quotations are historical and are not intended to indicate future performance. Yield quotations for the Bond Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semiannual, basis. The Bond Portfolio's yield is computed according to the following formula:

                          Yield = 2 (a-b/cd + 1)6 - 1

where a = dividends and interest earned during the period using the aggregate imputed yield-to maturity for each of the Portfolio's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Bond Portfolio's yield for the month ended September 30, 1998 was 5.56% for Class A shares, 4.33% for Class B shares, and 4.56% for Class C shares.
         The yield of both the Money Market and Bond Portfolios will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Balanced, Equity, Bond, and Managed Index Portfolios: Total Return and Other Quotations
         The Balanced, Equity, Bond, and Managed Index Portfolios may each advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load" (or "without CDSC") which do not deduct sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.

         Return for the Balanced, Bond, Equity, and Managed Index Portfolios' shares for the periods indicated are as follows:

Periods Ended                  Class A                        Class B
September 30, 1998           Total Return                   Total Return
                     With/Without Maximum Load         With/Without CDSC
Balanced Portfolio

One Year                  0.46%      5.50%                   N/A        N/A
Five Years                8.99%     10.05%                   N/A        N/A
Ten Years                 9.63%     10.17%                   N/A        N/A
From Inception           11.15%        N/A                -9.85%     -5.10%
(October 21, 1982, for Class A)
(March 31, 1998, for Class B)


Periods Ended                  Class C
September 30, 1998           Total Return
                         With/Without CDSC
Balanced Portfolio

One Year                  3.35%      4.35%
Five Years                  N/A        N/A
Ten Years                   N/A        N/A
From Inception            9.70%      9.70%
(March 1, 1994, for Class C)

--------------------------------------------------------------------------------
Periods Ended                  Class A                        Class B
September 30, 1998           Total Return                   Total Return
                     With/Without Maximum Load         With/Without CDSC
Bond Portfolio

One Year                  4.38%      8.46%                   N/A        N/A
Five Years                4.84%      5.65%                   N/A        N/A
Ten Years                 8.07%      8.48%                   N/A        N/A
From Inception              N/A        N/A                -0.64%      3.36%
(August 24, 1987, for Class A)
(March 31, 1998, for Class B)

--------------------------------------------------------------------------------
Periods Ended                  Class C
September 30, 1998           Total Return
                         With/Without CDSC
Bond Portfolio

One Year                      N/A      N/A
Five Years                    N/A      N/A
Ten Years                     N/A      N/A
From Inception              0.42%    1.75%
(June 1, 1998, for Class C)

--------------------------------------------------------------------------------
Periods Ended                  Class A                        Class B
September 30, 1998           Total Return                   Total Return
                     With/Without Maximum Load         With/Without CDSC
Equity Portfolio

One Year                -19.78%    -15.70%                   N/A        N/A
Five Years                5.72%      6.76%                   N/A        N/A
Ten Years                 7.73%      8.26%                   N/A        N/A
From Inception              N/A        N/A               -26.11%     -22.11
(August 24, 1987, for Class A)
(March 31, 1998, for Class B)

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Periods Ended                  Class C
September 30, 1998           Total Return
                         With/Without CDSC
Equity Portfolio

One Year                    N/A     -16.47
Five Years                  N/A        N/A
Ten Years                   N/A        N/A
From Inception          -17.30%      4.97%
(March 1, 1994, for Class C)

--------------------------------------------------------------------------------
Periods Ended                  Class A                        Class B
September 30, 1998           Total Return                   Total Return
                     With/Without Maximum Load         With/Without CDSC
Managed Index Portfolio

One Year                    N/A        N/A                   N/A        N/A
From Inception          -14.10%      -9.73               -14.63%    -10.13%
(August 15, 1998, for Class A)
(April 15, 1998, for Class B)

--------------------------------------------------------------------------------
Periods Ended                  Class C
September 30, 1998           Total Return
                         With/Without CDSC
Managed Index Portfolio

One Year                    N/A        N/A
From Inception           -7.82%     -6.89%
(June 1, 1998 for Class C)

         The Class A total return figures above and the Bond Portfolio yield figures above were calculated using the maximum sales charge in effect at that time. CAM assumed active management of the Bond Portfolio effective March, 1997, new sub-advisors assumed management of the Equity Portfolio effective September 1998, and new sub-advisors assumed management of the Balanced Portfolio effective July, 1995. Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.
         The Fund may advertise an internal rate of return ("IRR") on direct company holdings in its special equities program. This is a non-standardized performance calculation. See the explanation in the "Advertising" portion of this Statement, below. These direct company holdings represent only a very small portion of a Portfolio's assets, and the IRR on this part of the special equities program should not be confused with the yield and total return of any particular Portfolio.

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                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares of any Portfolio. A service fee of $10, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds. See the prospectus for more details on purchases and redemptions.
         Shareholders in the Money Market Portfolio wishing to have drafts should complete the signature card enclosed with the Investment Application. Existing shareholders may arrange for draft writing by contacting the Fund for a signature card. Other documentation may be required from corporations, fiduciaries and institutional investors. This draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or for the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for insufficient or uncollected funds. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
         When a payable through draft is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. This draft writing procedure for redemption enables shareholders to receive the daily dividends declared on the shares to be redeemed until such time as the draft is presented to the custodian bank for payment. Drafts presented to the bank for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
         Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

--------------------------------------------------------------------------------
                                  ADVERTISING
--------------------------------------------------------------------------------

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.
         The Fund may advertise an internal rate of return ("IRR") on direct company holdings in its special equities program. This is a non-standardized performance calculation. The IRR includes direct investments in companies only (no funds, partnerships, or financial institutions). It is based on annual cash flows beginning with the first direct investment on December 18, 1992 to the date shown in the advertisement. Cash outflows include all disbursements to companies, including follow-ons. The IRR assumes full exercise of warrant positions in the year of calculation if not previously exercised. Cash inflows includes all receipts from acquisitions and earnouts. It also assumes positions are fully liquidated in the year of calculation. Public company holdings are liquidated at market price, including warrants; others are liquidated at carrying value whether marked up, down, or at cost. All but a small portion of these returns are unrealized. These direct company holdings represent only a very small portion of a Portfolio's assets, and the IRR on this part of the special equities program should not be confused with the yield and total return of any particular Portfolio. The IRR on direct company holdings in the special equities program of the Fund's Balanced Portfolio was 4.29% from December 18, 1992 through September 30, 1998. Past performance is no guarantee of future results.

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                    TRUSTEES, OFFICERS, AND ADVISORY COUNCIL
--------------------------------------------------------------------------------

         The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the trustees.
         REBECCA ADAMSON, Trustee. Since 1983, Ms. Adamson has served as President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country. She is on the Board of Directors of the Calvert Social Investment Foundation. DOB: 9/10/47. Address: First Nations Development Institute, 11917 Main Street, Fredericksburg, Virginia 22408.
         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation that provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 5/9/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         *JOHN G. GUFFEY, JR., Trustee. Executive Vice President and Trustee. Mr. Guffey is Executive Vice President of Calvert Social Investment Fund. He is on the Board of Directors of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc.
        Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings
(1) that the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) that the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) that the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds. DOB: 05/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         JOY V. JONES, Esq., Trustee. Ms. Jones is an attorney and entertainment manager in New York City. Ms. Jones is also Chairman of the Board of Ultrafem, Inc. Trustee of Sarah Lawrence College, a member of the Association of Black Women Attorneys, Inc., and a Trustee of the Community Service Society of New York. DOB: 7/2/50. Address: 175 West 12th Street, New York, New York 10011.
         *BARBARA J. KRUMSIEK, Senior Vice President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds, as well as Senior Vice President of Calvert Social Investment Fund. Ms. Krumsiek is on the Board of Directors of the Calvert Social Investment Foundation. Prior to joining Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
         TERRENCE J. MOLLNER, Ed.D., Trustee. Dr. Mollner is Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He is also a director of Calvert World Values Fund, Inc. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. In addition, Dr. Mollner is a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation and is on the Board of Directors of the Calvert Social Investment Foundation.
         On October 8, 1998, Mr. Mollner declared and filed for personal bankruptcy protection under Chapter 7 of the Federal Bankruptcy Code. The cause of Mr. Mollner's financial difficulties was losses sustained in trading in the options and futures market. DOB: 12/13/44. Address: 15 Edwards Square, Northampton, Massachusetts 01060.
         SYDNEY AMARA MORRIS, Trustee. Rev. Morris is Senior Minister of the Unitarian Church of Vancouver, Canada. She previously served as Minister of the Unitarian-Universalist Fellowship in Ames, Iowa. Rev. Morris is a graduate of the Harvard Divinity School. DOB: 9/7/49. Address: 1225 W. 26th Avenue, Vancouver, British Columbia, Canada V6H2A8.
         *CHARLES T. NASON, Trustee. Mr. Nason serves as Chairman, President and Chief Executive Officer of The Acacia Group, a Washington, D.C.-based financial services organization, including Acacia Mutual Life Insurance Company and Calvert Group, Ltd. He is a Director of Calvert Administrative Services Company, Inc., Calvert Asset Management Company, Inc., Calvert Shareholder Services, Inc., and The Advisor Group, Inc. DOB: 4/22/46. Address:
7315 Wisconsin Avenue, Bethesda, Maryland 20814.
         *D. WAYNE SILBY, Esq., President and Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc. He is the President of Calvert Social Investment Fund. Mr. Silby is Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company and Chairman of the Calvert Social Investment Foundation. DOB: 7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 7/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 8/12/47.
         CATHERINE S. BARDSLEY, Esq., Secretary. Ms. Bardsley is counsel to Kirkpatrick & Lockhart, LLP, the Fund's legal counsel. DOB: 10/4/49. Address:
1800 Massachusetts Avenue, N.W., Washington, D.C. 20036.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 9/9/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of each Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Mr. Baird and Ms. Adamson serve as the Fund's representatives to the respective Audit Committees of the other investment companies in the Calvert Group of Funds; and Rev. Morris, Dr. Mollner, and Ms. Jones serve as the
Fund's representatives to the respective Investment Policy Committees of the other investment companies in the Calvert Group of Funds. Ms. Adamson, Dr. Mollner, and Mr. Silby serve on the Fund's High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. Ms. Jones, Rev. Morris, and Messrs. Guffey and Silby serve on the Fund's Special Equities Committee which assists the Fund in identifying, evaluating, and selecting appropriate special equity investment opportunities for the Fund.
         The Advisory Council is a resource to the Fund's Board of Trustees regarding communications networks for the Fund and the application and refinement of the Fund's social criteria. The Advisory Council has no power, authority, or responsibility with respect to the management of the Fund or the conduct of the affairs of the Fund. Messrs. Silby, Guffey, Mollner and Baird, Ms. Adamson, Ms. Jones, Rev. Morris, and Ms. Krumsiek and Mr. Bynum of the Advisory Council, serve as directors of Calvert Social Investment Foundation, a non-profit organization formed to increase awareness and educate the general public about the benefits of socially conscious investing. The Foundation is not directly affiliated with Calvert Group.
         During fiscal 1998, trustees of the Fund not affiliated with the Fund's Advisor were paid $43,289 by the Money Market Portfolio, $179,492 by the Balanced Portfolio, $15,807 by the Bond Portfolio, $45,492 by the Equity Portfolio, and $943 by the Managed Index Portfolio. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Portfolios based upon their relative net assets. Trustees who serve only the CSIF Board receive an annual fee of $15,430, plus $600 for each Board and Committee meeting attended.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           Trustee Compensation Table

Fiscal Year 1998         Aggregate        Pension or      Total Compensation
                         Compensation     Retirement      from Benefits
(unaudited numbers)      from Registrant  Accrued as      Registrant and Fund
                         for Service      part of         Complex paid to
                         as Trustee       of Registrant   Trustee**
                                          Expenses*

Name of Trustee

Rebecca Adamson          $22,878          $5,317          $24,831
Richard L. Baird, Jr.    $1,845           $0              $35,800
John G. Guffey, Jr.      $11,252          $0              $54,715
Joy V. Jones             $30,081          $0              $30,081
Terrence J. Mollner      $34,020          $0              $44,731
Sydney Amara Morris      $23,631          $12,000         $23,631
D. Wayne Silby           $20,375          $0              $60,831

*Ms. Adamson and Rev. Morris have chosen to defer a portion of their compensation. As of September 30, 1998, total deferred compensation, including dividends and capital appreciation, was $48,868.45, and $11,410.96, for each trustee, respectively.
**As of September 30, 1998. The Fund Complex consists of nine (9) registered investment companies.

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                               INVESTMENT ADVISOR
--------------------------------------------------------------------------------

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective on or about January 1, 1999, Acacia Mutual will merge with and become a controlled subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, and Advisory Council members, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         Under a new advisory agreement expected to be approved by shareholders in early 1999, the Advisor receives an annual fee, payable monthly, of 0.425% of the first $500 million of the Balanced Portfolio's average daily net assets, 0.35% of the next $500 million of such assets, and 0.325% of all assets above $1 billion; 0.35% of the Bond Portfolio's average daily net assets; 0.50% of the Equity Portfolio's average daily net assets; 0.30% of the Money Market Portfolio's average daily net assets and 0.60% of the Managed Index Portfolio's average daily net assets.*
         The Advisor reserves the right to (i) waive all or a part of its fee;
(ii) reimburse the Fund for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.
         The Advisor may, but is not required to waive current payment of its fees, or to reimburse expenses of the Fund. The Advisor has agreed to reimburse the Money Market, Balanced, and Bond Portfolios for their respective operating expenses (excluding brokerage, taxes, interest, Distribution Plan expenses and extraordinary items, and, with respect to the Balanced Portfolio, performance fees earned) exceeding, on a pro rata basis, 1.5% of the first $30 million of the respective Portfolio's average daily net assets, and 1% of such assets in excess of $30 million.
         Any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Managed Index Portfolio by the Advisor through February 29, 2000, may be recaptured by the Advisor from the Portfolio during the two years beginning March 1, 2000, and ending February 28, 2002. Such recapture shall only be made to the extent that it does not result in the Portfolio's Class A aggregate expenses exceeding on an annual basis 2.00% of Class A average daily net assets, and 3.25%, 3.25%, and 1.25%, respectively, for Class B, Class C and Class I. The Advisor may voluntarily make additional fee waivers or expense reimbursements with respect to the Portfolio from March 1, 2000 through February 28, 2002, ("Additional Period"); provided, however, that (a) any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Portfolio by the Advisor during the Additional Period may be recaptured by the Advisor from the Portfolio during the two years beginning on March 1, 2002 and ending February 29, 2004 and (b) such recapture shall only be made to the extent that it does not result in the Portfolio's Class A aggregate expenses exceeding on an annual basis 2.00% of Class A average daily net assets, and 3.25%, 3.25% and 1.25%, respectively, for Class B, Class C and Class I.

*If the new advisory agreement between the Fund and Calvert Asset Management Company, Inc. is not approved by the Shareholders, then the old agreement will continue in effect with the following fees:

         For its services, the Advisor receives an annual fee, payable monthly, of 0.70% of the first $500 million of the Balanced Portfolio's average daily net assets, 0.675% of the next $500 million of such assets, and 0.65% of all assets over $1 billion (plus/minus up to 0.15% performance adjustment fee), 0.65% of the Bond Portfolio's average daily net assets (the Advisor has agreed to limit the fee to 0.55% through February 29, 2000), 0.70% of the Equity Portfolio's average daily net assets (plus/minus up to 0.20% performance adjustment fee), and 0.50% of the Money Market Portfolio's average daily net assets.
         The Balanced Portfolio has a performance adjustment to the base fee as follows:

     Performance Relative to Index          Performance Adjustment
     06% but less than 12%                  0.05%
     12% but less than 18%                  0.10%
     18% or more                            0.15%

     The Equity Portfolio has a performance adjustment to the base fee as follows:

     Performance Relative to S&P 500        Performance Adjustment
     06% but less than 12%                  0.07%
     12% but less than 18%                  0.14%
     18% or more                            0.20%

Subadvisors

         Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets. ***

         NCM Capital Management Group, Inc. is a subsidiary of the North Carolina Mutual Life Insurance Company. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets. ***

         Atlanta Capital Management Company is owned and operated by six partners. For its services to CSIF Equity, it receives a subadvisory fee, paid by the Advisor, of 0.30% of the assets it manages for CSIF Equity. **

         State Street Global Advisors is a division of State Street Bank and Trust. It receives a subadvisor fee paid by the Advisor, of 0.35% of the Portfolio's first $100 million of average net assets and 0.25% of any such assets over $100 million, subject to a minimum annual fee of $150,000.

***If the new subadvisory agreements for the Balanced Portfolio are not approved by the Shareholders, then the old agreements will continue in effect with the following fees:

         Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor. The base rate of 0.25% of net asset plus or minus a performance fee adjustment as follows:

     Performance Relative to S&P 500             Performance Adjustment
     06% but less than 12%                       0.05%
     12% but less than 18%                       0.10%
     18% or more                                 0.15%

   NCM Capital Management Group, Inc. is a subsidiary of the North Carolina Mutual Life Insurance Company. It receives a subadvisory fee, paid by the Advisor. The base rate is 0.25% of net asset plus or minus a performance fee adjustment as follows:

     Performance Relative to Russell 3000        Performance Adjustment
     06% but less than 12%                       0.05%
     12% but less than 18%                       0.10%
     18% or more                                 0.15%

** If the new subadvisory agreement for the Equity Portfolio is not approved by the Shareholders, then the old agreements will continue in effect with the following fees:

         Atlanta Capital, as subadvisor to the Equity Portfolio, receives a fee of 0.25% of assets.

         The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. The order is currently applicable to the Equity and Managed Index Portfolio. Authorization for the Advisor to act on the order with respect to the other Portfolios is currently pending shareholder approval. If approved, then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
         The advisory fees paid to the Advisor by the Money Market Portfolio for the fiscal years ended September 30, 1996, 1997, and 1998 were $809,573, $829,686, and $846,146, respectively. The advisory fees paid to the Advisor by the Balanced Portfolio for the same years were $4,054,218, $3,739,407, and $4,374,411, respectively. The advisory fees paid to the Advisor for these years by the Bond Portfolio were $421,016, $363,612, and $345,357; by the Equity Portfolio $496,208, $683,046, and $889,599; and by the Managed Index Portfolio $54,079 (date of inception April 15, 1998).
         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

                           Class A, B, and C       Class I
     Balanced              0.275%                  0.125%
     Bond                  0.30%                   0.10%
     Equity                0.20%                   0.10%
     Managed Index         0.15%                   0.10%
     Money Market          0.20%                   N/A

         From its inception through September 30, 1998, Managed Index Portfolio paid $9,840 to CASC in administrative fees. The other Portfolios will begin to pay CASC an administrative service fee in 1999. For those Portfolios with multiple classes, investment advisory fees are allocated as a Portfolio-level expense based on net assets. Administrative service fees are allocated as a class-level expense, again based on net assets.

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                             METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Balanced, Equity and Bond Portfolios' respective average daily net assets and 0.25% of the Money Market and Managed Index Portfolios' average daily net assets. However, the Fund's Board of Trustees has determined that, until further action by the Board, no Portfolio shall pay Class A distribution expenses in excess of 0.25% of its average daily net assets; and further, that Class A distribution expenses only be charged on the average daily net assets of the Balanced Portfolio in excess of $30,000,000.
         Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the Balanced, Bond, Equity and Managed Index Portfolios' Class B and Class C average daily net assets, respectively. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
         The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         CDI, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of each Portfolio's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. The Distribution Plan Expenses (includes both distribution fees and services fees) paid by each fund (all classes) to CDI for the fiscal year ended September 30, 1998, is as follows:

                                    Distribution Plan Expenses
         Money Market               $0
         Balanced                   $1,765,329
         Bond                       $127,076
         Equity                     $425,952
         Managed Index              $6,150

         Of the distribution expenses paid by Class A Shares of the Balanced, Bond, Equity, and Managed Index Portfolios in fiscal year 1998, $966,729, $123,575, $324,734, and $2,476, respectively, was used to compensate dealers for their share distribution promotional services. $686,974, $1,549, $25,536, and $984 was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and the remainder partially financed advertising.

CSIF Balanced, Equity, and Managed Index Portfolios
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                    As a % of    As a % of    Allowed to
Amount of                           offering     net amount   Brokers as a % of
Investment                          price        invested     offering price
Less than $50,000                   4.75%        4.99%        4.00%
$50,000 but less than $100,000      3.75%        3.90%        3.00%
$100,000 but less than $250,000     2.75%        2.83%        2.25%
$250,000 but less than $500,000     1.75%        1.78%        1.25%
$500,000 but less than $1,000,000   1.00%        1.01%        0.80%
$1,000,000 and over                 0.00%        0.00%        0.00%

CSIF Bond Portfolio
Class A Shares are offered at net asset value plus a front-end sales charge as follows:

                                    As a % of    As a % of    Allowed to
Amount of                           offering     net amount   Brokers as a % of
Investment                          price        invested     offering price
Less than $50,000                   3.75%        3.90%        3.00%
$50,000 but less than $100,000      3.00%        3.09%        2.25%
$100,000 but less than $250,000     2.25%        2.30%        1.75%
$250,000 but less than $500,000     1.75%        1.78%        1.25%
$500,000 but less than $1,000,000   1.00%        1.01%        0.80%
$1,000,000 and over                 0.00%        0.00%        0.00%

         CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years are:

Fiscal Year                                1996
Class A                            Gross          Net
Balanced                      $1,177,181     $405,789
Bond                            $161,888      $56,699
Equity                          $365,789     $129,525
Managed Index                         $0           $0

Fiscal Year                                1997
Class A                            Gross          Net
Balanced                        $934,782     $331,679
Bond                            $136,085      $53,362
Equity                          $557,333     $211,952
Managed Index                         $0           $0

Fiscal Year                                1998
Class A                            Gross          Net
Balanced                        $969,119     $356,525
Bond                            $138,075      $54,024
Equity                          $585,617     $216,176
Managed Index                    $32,049       $4,026

Fiscal Year                1996              1997             1998
Class B
Balanced                     NA                NA             $309
Bond                         NA                NA               $0
Equity                       NA                NA           $1,517
Managed Index                NA                NA             $164

Fiscal Year                1996              1997             1998
Class C
Balanced                     NA                NA              $36
Bond                         NA                NA               $0
Equity                       NA                NA              $13
Managed Index                NA                NA               $0

         Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

--------------------------------------------------------------------------------
                   TRANSFER AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.

         For the last three fiscal years, total brokerage commissions paid are as follows:

                               1996              1997             1998
         Balanced              $693,085          $547,048         $542,108
         Equity                $352,527          $329,488         $487,723
         Bond                  $0                $0               $0
         Managed Index         $0                $0               $9,405

         The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

         While the Fund's subadvisors select brokers primarily on the basis of best execution, in some cases the Advisor may ask the Subadvisor to direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide the Advisor. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934, and are designed primarily to assist the Advisor in monitoring the investment activities of the subadvisor of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

         For the fiscal year ended September 30, 1998, the Fund, through its Advisor and/or Subadvisors, directed brokerage for research services in the following amounts:
                                                                Related
         Portfolio         Amount of Transactions           Commissions

         Balanced                  $484,312,613                $542,108
         Equity                    $313,651,712                $487,723
         Bond                                $0                      $0
         Managed Index                       $0                      $0

         The Portfolio turnover rates for the last two fiscal years are as follows:

                               1997              1998
         Balanced              215%              185%
         Equity                 93%              110%
         Bond                  319%              620%
         Managed Index         N/A               N/A

         The turnover of the Bond Portfolio, and to a lesser extent, the Balanced Portfolio increased significantly from fiscal year 1997 to 1998. This increase was due to the implementation of the Advisor's more active trading strategy.

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

         PricewaterhouseCoopers LLP has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

--------------------------------------------------------------------------------
              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

         As of January 19, 1999, the following shareholders owned of record 5% or more of the class of the Fund shown:

         Name and Address                      % of Ownership

Money Market Portfolio
         United Mine Workers of America        5.46%
         Washington, D.C.

         Fleet National Bank                   5.13%
         Rochester, New York

Bond Portfolio
         Prudential Securities                 5.11%, Class B
         FBO F. Caplan Trust
         Amherst, Massachusetts

         Prudential Securities                 6.01%, Class B
         FBO P. Lichterman
         Madison, Wisconsin

         Beverly Williams Trust                7.62%, Class C
         Chesterfield, Missouri

         NFSC FEBO W. Wilkie                   8.04%, Class C
         Honolulu, Hawaii

Managed Index Portfolio
         Robert Thompson                       6.63%, Class B
         Seattle, Washington

         General Teamsters Local #174          24.22%, Class C
         Seattle, Washington

         Resources Trust IRA                   11.86%, Class C
         FBO M. Akiyama-Worley
         Denver, Colorado

         Acacia Retirement Plan                100%, Class I
         Bethesda, Maryland

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

         CSIF is an open-end diversified management investment company, organized as a Massachusetts business trust on December 14, 1981. Prior to December 1, 1998, the Balanced Portfolio was named the Managed Growth Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Balanced, Equity, and Managed Index Portfolios each offer four separate classes of shares: Class A, Class B, Class C and Class I. The Bond Portfolio offers Class A, Class B and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND AND COMMERCIAL PAPER RATINGS
Corporate Bonds:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.
         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Name of Dealer


Name of Investor(s)


By - Authorized Signer


Address


Date


Signature of Investor(s)


Date


Signature of Investor(s)

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore
6th Floor
Kansas City, Missouri 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
250 West Pratt Street
Baltimore, Maryland 21201

PART C. OTHER INFORMATION

         Item 23.  Exhibits

         1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement, November 30, 1981).

         2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982).

         4. Specimen Stock Certificate (incorporated by reference to Registrant's Pre-Effective Amendment No. 12, December 21, 1987).

         5. Advisory Contracts incorporated by reference to Registrant's Post-Effective Amendment No. 11, August 25, 1987, and Post-Effective Amendment No. 22, January 31, 1996.

         6. Underwriting and Dealer Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 27, March 31, 1998.

         7. Trustees' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 17, December 20, 1991).

         8. Custodial Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 26, January 28, 1998.

         9. Transfer Agency Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 27, March 31, 1998.

         9A. Form of Administrative Services Agreement with respect to Registrant's Managed Index Portfolio (incorporated by reference to Registrant's Post-Effective Amendment No. 24, December 17, 1997).

         17. Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, incorporated by reference to Registrant's Post-Effective Amendment No. 27, March 31, 1998.


Item 24. Persons Controlled By or Under Common Control With Registrant

         Not applicable.

Item 25. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity

Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------

Charles T. Nason           Acacia Life Insurance                  Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Life Insurance                  Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Ltd.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Compliance
                           7315 Wisconsin Avenue                  Manager
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Bill Hairgrove             Regional Vice President        None

Janet Haley                Regional Vice President        None

Steve Himber               Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Tom Stanton                Regional Vice President        None

Christine Teske            Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary            None
                           and Compliance Officer

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable


Item 30. Undertakings

         Not Applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 27th day of January, 1999.

CALVERT SOCIAL INVESTMENT FUND

By:
_________________**________________
Barbara J. Krumsiek
Senior Vice President and Trustee


         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                           Title                     Date

__________**____________            President and             1/27/1999
D. Wayne Silby                      Trustee (Principal Executive Officer)

__________**____________            Executive Vice            1/27/1999
John G. Guffey, Jr.                 President and Trustee

__________**____________            Senior Vice President     1/27/1999
Barbara J. Krumsiek                 and Trustee

__________**____________            Principal Accounting      1/27/1999
Ronald M. Wolfsheimer               Officer

__________**____________            Trustee                   1/27/1999
Rebecca L. Adamson

__________**____________            Trustee                   1/27/1999
Richard L. Baird, Jr.

________________________            Trustee                   1/27/1999
Joy V. Jones

__________**____________            Trustee                   1/27/1999
Terrence J. Mollner

__________**____________            Trustee                   1/27/1999
Sydney Amara Morris

__________**____________            Trustee                   1/27/1999
Charles T. Nason


** Signed by Susan Bender pursuant to power of attorney, attached hereto.